UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period:  March 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2023

CrossingBridge Low Duration High Yield Fund
Institutional Class
(CBLDX)

CrossingBridge Responsible Credit Fund
Institutional Class
(CBRDX)

CrossingBridge Ultra-Short Duration Fund
Institutional Class
(CBUDX)

CrossingBridge Pre-Merger SPAC ETF
(SPC)

Investment Adviser

CrossingBridge Advisors, LLC
427 Bedford Road
Suite 220
Pleasantville, New York 10570

Phone: 1-888-898-2780

Table of Contents

COMMENTARY	3

MANAGEMENT’S DISCUSSION OF
FUND PERFORMANCE AND ANALYSIS	15

EXPENSE EXAMPLE	23

INVESTMENT HIGHLIGHTS	25

SCHEDULES OF INVESTMENTS	33

STATEMENTS OF ASSETS AND LIABILITIES	61

STATEMENTS OF OPERATIONS	63

STATEMENTS OF CHANGES IN NET ASSETS	65

FINANCIAL HIGHLIGHTS	70

NOTES TO FINANCIAL STATEMENTS	75

ADDITIONAL INFORMATION	97

CrossingBridge Funds Q1 2023 Commentary

Tide Pools

The Fed Funds Rate has risen from practically zero to almost 5% as a result of central bankers’ mission1 to quell inflation and wring out excess liquidity. Speculators and borrowers dependent on nearly “free” money, have been left high and dry. The tide has gone out.

MBR Partners Inc© The Fallout from a Higher Cost of CapitalA

As a paid-up subscriber to MRB Partners’ investment strategy serviceB, we felt their illustration of “the fallout from higher cost of capital” above was apropos. Asset values have fallen, and capital costs have risen, leaving mark-to-market losses for many investments. Prudent asset/liability management2 will determine whether these losses are
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[1]	For more discussion, see the International Monetary Fund’s March 1, 2023 publication, New Worries for Central Bankers by Gita Bhatt.
[2]
Asset/liability management is the process of matching asset holding periods and cash flow streams with future expenses and financing. Often, a mismatch occurs for various reasons. Banks usually borrow short term, via deposits, and lend long via mortgages and other types of loans, creating an inherent mismatch of assets and liabilities.

realized. Investors that need to liquidate will suffer permanent impairments.3 Borrowers that can refinance their debt as it comes due will survive, but their future earnings will be significantly impacted. Those that can’t refinance will need to restructure – the modern version of “debtors’ prison”. The quick fix would be for interest rates to be driven back down to their historic lows of the last few years, but this would encourage investors’ animal spirits4 and may reignite inflation, restarting the vicious cycle.

We are primarily bottom-up value investors but cannot ignore macro factors. Although we do not share the same level of concern as “Mr. Market” with respect to an immediate distressed credit cycle or deep recession, we are focused on the next domino that is falling – commercial real estate (CRE).5 We believe a significant factor in determining the CRE outcome, both in speed and severity, will be market liquidity and lenders’ willingness to “amend and extend”. Ultimately, the sheer size of CRE may require government intervention similar to the RTC6 established to deal with the S&L crisis of the 1980s.

Companies need low-cost capital like fish need water to breath.

US Treasury CurveC

Over the past three years, companies took advantage of low interest rates with aggressive borrowing, refinancing and/or acquisitions. In addition, the steep yield curve between short- and long-term rates encouraged floating rate financings (often requiring interest rate
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[3]
Timing is critical. If investors have an imminent need for cash, they may be forced to sell assets at a loss. If payment of their liabilities can be delayed, asset values may recover or assets may earn out.

[4]
John Maynard Keynes coined the term “animal spirits” in his 1936 publication, The General Theory of Employment, Interest, and Money, a primary tenet of behavioral economics. For those wishing to dive deeper, check out Animal Spirits: How Human Psychology Drives the Economy, and Why It Matters for Global Capitalism, by Akerlof and Shiller. Alternatively, to bypass the 230-page book, see the The Economist’s abstract: How Human Psychology Drives the Economy, and Why It Matters for Global Capitalism.

[5]
This is not to ignore other asset classes that are beginning to fall in value, such as credit default swaps (CDS) for emerging market sovereign debt which are reflecting increasing expectations of default.

[6]
The Resolution Trust Corporation (RTC) was established to resolve the savings & loan (“S&L”) crisis of the 1980s by closing or selling failed financial institutions and liquidating their assets while participating in any market upside that might occur (for more insight: Federal Reserve History Savings and Loan Crisis).

caps or swaps to be purchased7) over fixed rate debt. Fast forward to today, there is a looming wall of interest rate repricing as maturities approach and the interest rate hedging for floating rate liabilities begin to expire. For example, the graph above suggests that refinancing a three-year bond that was issued in 1Q21 with a new three-year bond will cost an additional 346 bp (assuming no widening in credit spreads8). Similarly, refinancing a floating rate loan, the interest rate for which was based on LIBOR9 plus a credit spread, will also be significantly more costly.D In addition, the amount of debt that may be incurred by a borrower is often limited in the credit markets based on the interest coverage ratio (ICR) reflecting the ability to service the debt. Higher interest rates reduce the ICR, in turn, reducing the acceptable amount of debt. In a higher interest rate environment, the value of the underlying asset (assuming cash flow remained static) will have also declined. Thus, equity holders will absorb the decline in asset value and any portion of the debt that cannot be refinanced. Without enough equity cushion underneath the debt and no new sources of capital, lenders may also suffer losses. The rise in rates reveals the unsteady underpinnings of capital structures premised on interest rates remaining low.

CRE: Change in Rates vs Valuation and Credit QualityE

The table above is an illustration showing the reduction in equity value and credit quality resulting from a rise in interest rates and/or credit spread as applied to a hypothetical CRE investment. The increase in rates causes both the cap rate10 and the cost of financing to rise. Assuming a constant 60% loan-to-value, valuation and permitted borrowing capacity
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[7]
Floating rate borrowers are often required by their lenders to purchase interest rate caps or swaps to hedge interest rates. In a rising rate environment, the cost of these hedges increases. For a more detailed explanation (but not an endorsement), check out ArborCrowd’s blog “Hedging Interest Rate Caps and Swaps” dated July 14, 2022, in their website’s Learning Center for industry terms.

[8]
The credit spread is the amount of additional interest above the “risk free rate” that a borrower must pay to a lender reflecting the market’s perception of the relative risk of loss for the debt instrument.

[9]	London Interbank Offer Rate. This is being replaced by the Secured Overnight Financing Rate (SOFR), a rate comparable to LIBOR that is determined daily by the New York Federal Reserve.
[10]
The cap rate is the expected yield of a property based on expected cash flow. A property with a cap rate of 5% and net operating income of $1.0 million would have a value of $20.0 million (i.e. $1.0 million divided by 5%). The cap rate is a valuation metric used in the real estate market that is comparable to the P/E ratio (i.e. inverse of the annual yield on equity) and the EBITDA multiple (i.e. number of years of EBITDA earnings to equal enterprise value, implying an earnings yield) in the corporate equity market.

decline. Assuming a constant credit spread, highly unlikely in today’s environment, the debt service coverage ratio deteriorates. As the table above illustrates, a 400 bp rise in coupon would completely wipe out the equity while the debt would lose 40% of its value.

Wall of WorryF

We expect CRE will become the “poster child” for the devaluation and decline in credit quality throughout all of fixed income. Notably, these problems are being compounded by the fact that more than $1.4 trillion of the commercial and non-agency multi-family real estate debt, nearly one-third of the market, faces the prospect of refinancing 2023-25 maturities in a much higher rate environment. In many instances, real estate investors will need to put up additional capital, successfully restructure their debt or “hand over the keys” to lenders. Post-COVID, office properties are most at risk due to the shift to hybrid/remote work. In February 2023, Brookfield Asset Management walked away from $784 million in loans on two trophy Los Angeles office towersG and, in March 2023, Blackstone defaulted on a €531 million bond backed by European offices and stores.H This is not just a U.S. problem, but a world-wide problem. For a sense of scale, the US Core CRE market is nearly as large as the entire U.S. high yield and leveraged loan market.

Another domino we are carefully watching is the corporate credit market. High yield, leverage loan and investment grade corporate issuers have debt maturing within the next three years representing 16%, 19% and 24%, respectively, of total outstanding. The maturity wall is clearly less severe. Yet, a similar effect is occurring; issuers are feeling pressure as their interest cost rises. For borrowers with high leverage, an inability to refinance at acceptable rates may lead to restructurings.

The outgoing tide exposes rotting foundations.

The banking crisis observed over the last several weeks is far different from the S&L crisis (1989-95) and the Great Financial Crisis (2008). Those crises were rooted in fundamentally bad underwriting and the behavior of aggressive lenders taking advantage of lenient banking rules and lax regulatory oversight. The current crisis results from banks doing what banks do – borrowing short-term to lend long-term. This asset/liability mismatch is one of the “dirty little secrets” of banking that investors, depositors, and regulators have come to live with. In a rapidly rising rate environment, however, this portfolio management strategy holds two primary dangers that led to the failure of Silicon Valley Bank (SVB) and have raised concerns about other banks. First, as interest rates rose, depositors began to withdraw their funds to reinvest in money market funds and other instruments that paid a higher rate. From the end of 1Q22 through year-end 2022, SVB’s deposits declined by $25 billion or 13%.I Second, the rise in interest rates caused the market value of government and mortgage-backed securities in which it had invested to decline. Although these securities were in all likelihood “money good”11 if held to maturity, SVB chose to raise cash in order to meet depositor withdrawals by selling these securities, crystalizing mark-to-market losses. Thus, the rise in rates both precipitated the need to raise cash and the losses in their bond portfolio, ultimately leading to a “run on the bank”. These events have led to increased scrutiny of regional banks and only time will tell how this plays out, but we are sanguine (not so much with respect to the “shadow” banking system12, a conversation for another time).

NY Fed’s Corporate Bond Market DistressJ
(1 = most distressed)

Each distress cycle is unique, finding its focal point depending on the specific circumstances: excess valuation, aggressive lending, industry-specific factors, or over-investment. Sometimes they are precipitated by a recession, war, or a failure in confidence. In most cases, liquidity drying up was a precursor. The severity and length of the distress cycle is highly dependent on the response of the capital markets and return of liquidity. Similar to falling dominos, distress in one asset class can easily lead
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[11]	“Money good” is a term used by CrossingBridge Advisors, LLC to describe debt it believes will be paid off in full under current market conditions and on a strict priority basis.
[12]
The shadow banking system is comprised of unregulated or under-regulated institutions that conduct lending activities outside the traditional banking system. Examples of these entities include private credit funds, money market funds, structured investment vehicles (SIVs) and limited purpose finance companies.

to distress in others as capital migrates to the best opportunities. The increasing distress in the commercial real estate market may drive prices down and yields up in the corporate credit market. The level of corporate bond market stress is not unusually high at this time, albeit elevated from the recent period of cheap money.

U.S. Leveraged LoansK
(Net Leverage and Interest Coverage)

The below-investment grade corporate debt market, as reflected in the credit fundamentals for leveraged loans is in reasonable shape. Net leverage, on average, is about 3.6x EBITDA and interest coverage is very strong at 4.8x. Note that the interest coverage ratio incorporates the rise in interest rates as these instruments typically have floating rate coupons.

Implied Overnight Rate & Number of Hikes/CutsL

In prior letters we have discussed the opportunities we were seeing in floating rate debt. Floating rate debt has two components to its coupon, a base rate that typically resets monthly or quarterly and a fixed credit spread. For example, a loan might have coupon that is SOFR + 450 bp payable quarterly in which SOFR will adjust every three months and was 4.87% on March 31, 2023. Adding the 450 bp credit spread results in an effective coupon of 9.37%. However, the computation for yield to maturity in comparison to a fixed coupon bond is based off a forward curve predicting future SOFR rates. The chart above implies that the Fed Funds Rate will decline by 52 bp to 4.35% by December 2023 which would restrike the effective coupon to 8.85%. If the implied rate declines are smaller or take longer, the loan will earn yield in excess of expectations – a windfall for the investor.

Total Floating Rate Exposure

The portion of floating rate debt in our portfolios remains elevated. We continue to believe that rates will remain higher for longer barring systemic risk. Hence, our floating rate debt exposure should allow us to capture the benefit of the market’s forward curve mispricing. This is extra cushion and yield if we are correct. An example of a fine credit in which we believe the floating rate debt offers better risk-adjusted return than the fixed rate bonds is Getty Images, Inc. (“Getty”).M The company’s first lien term loan, with a coupon equal to the 3-month Treasury rate plus 450 bp and due 2026, has a current effective coupon of 9.46%. This compares to Getty’s unsecured bond due 2027 which has a coupon of 9.75%. At quarter-end, both the bond and the loan traded around par.N Assuming that the three-month Treasury rate does not change, the secured loan will have a yield similar to the unsecured bond but resides higher in the capital structure providing better credit protection. Granted, if rates fall, the yield on the loan will decline while the bond would likely appreciate, but the level of appreciation will be limited because the bond may be redeemed by the company prior to maturity allowing Getty a benefit similar to a homeowner refinancing their mortgage at a lower rate. In the case of the bond or the loan, we are quite comfortable with Getty’s credit profile, and we are mildly amused that an activist investorO is stirring the pot with the belief that the stock is worth nearly double its current market price.

There are good things to see in the tide pools and there are exciting and interesting thoughts to be generated from the seeing. – John Steinbeck

Infrabuild Australia Pty (INFRAB) 12.00% First Lien Notes due 10/1/24P – Infrabuild Australia Pty (“Infrabuild”) is Australia’s largest vertically integrated producer of steel “long product” (bars, beams, rebar) produced via electric arc furnaces and its second largest recycler of steel scrap. The company is wholly owned by GFG Alliance (“GFG”), a multinational producer of steel, aluminum, and renewable energy. GFG has been experiencing financial distress as a result of its borrowing relationship with Greensill (UK). However, Infrabuild is the “crown jewel” of GFG and, since it issued its bonds in 2019, has had no relationship with Greensill. Further, we became comfortable that GFG’s issues were unlikely to affect the Infrabuild bonds as they are secured by all of Infrabuild’s

Australian assets and the bond indenture contains strong covenants, limiting the ability of GFG to take out dividends or issue significant incremental debt that might negatively impact the credit. As a result of very strong performance in 2022, net leverage (net debt divided by EBITDA), based on the last 12 months ended December 31, 2022, is 0.70x. Should the company continue to perform as it has, cash flow from operations should be sufficient to repay the bonds. If cash flow reverts to the levels of 2019 and 2020, net leverage would only deteriorate to less than 2.5x. Infrabuild’s strong credit statistics, solid bondholder protections and the parent company’s desire to preserve value, led us to begin purchasing the bond in November of 2022 at 94.50 for a yield-to-maturity of 15.40%. Our comfort with the credit has grown through several phone calls with management and an in-person meeting with them in February, leading us to add to the position through numerous purchases, the last in February at 97, for a yield-to-maturity of 14.13%. The company is in the process of acquiring GFG’s North American steel operations at, in our opinion, a slightly elevated value. It is being financed with a new asset-based loan facility under terms similar to their prior ABL facility. Our bonds have a first lien on Infrabuild’s fixed assets and a second lien on the company’s inventory and receivables. In October 2023, the bonds become current obligations and we believe that the company will look to refinance them prior to maturity.

Talen Energy (TLN) Senior Secured Notes (7.25% due 2027, 6.625% due 2028, 7.625% due 2028)Q – Talen Energy Corporation (“Talen”), through its subsidiary, TES, is one of the largest competitive power generation and infrastructure companies in North America. TES owns and/or controls approximately 13,000 megawatts of generating capacity in wholesale U.S. power markets, principally in the Mid-Atlantic, Texas and Montana. On May 9, 2022, the company filed Chapter 11 Bankruptcy with holders of 62% of unsecured bondholders backing a restructuring support agreement through which $1.4 bn of debt would be equitized, $3.2 bn of debt would be eliminated and certain bondholders committed to backstop a $1.65 bn equity rights offering. The proposed Plan of Reorganization (POR) provided for payment in full of the secured bonds including all pre-petition accrued interest and 40% of the call premium that would be due as of the POR’s effective date. The order approving the debtor-in-possession financing, providing cash to support the company during Chapter 11, also required the company to pay current interest, monthly, to the secured bondholders, subject to certain liquidity tests. Comfortable that the POR would be approved and that the secured bonds would be paid in full in cash by June 30, 2023, we began buying the bonds in October 2022 at yields to the expected exit date in the 8-10% range. The bankruptcy court confirmed the Plan of Reorganization (POR) on December 15, 2022, with the effective date subject to receipt of regulatory approval for the transfer of ownership to the unsecured bondholders. Since our initial purchases, we added to the position, most recently in March when we bought bonds yielding 9-10%. The company received its final regulatory approval on March 31, 2023, and is expected to exit bankruptcy, after completion of its exit financing, by mid-May 2023. Insofar as the time to exit will have been shorter than our expectation, the rate of return on the position is expected to be a bit higher than our initial estimates.

Options Adjusted Spreads by Asset ClassR

Signing off with a favorite H.G. Wells quote:

Affliction comes to us, not to make us sad but sober; not to make us sorry but wise.

David K. Sherman and the CrossingBridge Team

POSTSCRIPTS:
Since the theme of our letter is “Tide Pools” we want to support the National Marine Sanctuary Foundation (https://marinesanctuary.org/). We are making an initial $1,800 contribution and will match, dollar for dollar, any contributions from our readers that reference our letter until our $25,000 goal has been reached. Please note our affinity for bodies of water as represented by the given names of our funds and investment advisors.S

Endnotes

________________

A	MRB Partners, Inc.
B	MRB Partners https://www.mrbpartners.com/
C	Bloomberg
D	Bloomberg
E	Internally calculated by CrossingBridge Advisors, LLC
F	Scaling Maturity Walls, Morgan Stanley, April 4, 2023
G	Inside Brookfield’s LA office defaults, The Real Deal, February 23, 2023
H	Blackstone defaults on Nordic mortgage-backed bond, Reuters, March 3, 2023
I	The Banking Crisis: A Timeline of Silicon Valley Bank’s Collapse and Other Key Events, The Wall Street Journal, March 27, 2023
J	Federal Reserve Bank of New York
K	Morgan Stanley
L	Bloomberg <WIRP> , March 31, 2023

M	Getty positions by Fund can be found in the March 31, 2023 Schedule of Investments.
N	Bloomberg
O
Trillium Capital Issues Open Letter to Getty Images Board, PR Newswire, April 11, 2023. Per their letter to the Getty board, Trillium asserted that the stock was worth $12.58/share. This compares to the $6.50 closing price on April 10, 2023, the day prior to issuance of the letter.

P	Infrabuild positions by Fund can be found in the March 31, 2023 Schedule of Investments.
Q	Talen positions by Fund can be found in the March 31, 2023 Schedule of Investments.
R	Citibank, ICE BofA High Yield Index, ICE BofA US Corporate Index
S
Cohanzick Management LLC is the subadvisor to RiverPark Short Term High Yield Fund and the RiverPark Strategic Income Fund. CrossingBridge Advisors LLC is the advisor to the CrossingBridge Ultrashort Duration Fund, the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, and the CrossingBridge Pre-Merger SPAC ETF. Cohanzick Management LLC and David K. Sherman are the controlling shareholders of CrossingBridge Advisors, LLC.

Disclosures

Must be preceded or accompanied by a prospectus. For a complete listing of the Funds holdings as of March 31, 2023, please reference the Schedule of Investments.

The Funds are offered only to United States residents, and information on this site is intended only for such persons. Nothing on this website should be considered a solicitation to buy or an offer to sell shares of the fund in any jurisdiction where the offer or solicitation would be unlawful under the securities laws of such jurisdiction.

CrossingBridge mutual funds’ disclosure: mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Because the Funds may invest in ETFs and ETNs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its Net Asset Value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The value of ETN’s may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity. The Funds may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in asset backed, mortgage backed, and collateralized mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investing in commodities may subject the fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. Shares of closed-end funds frequently trade at a price per share that is less than the nav per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the fund will ever decrease or that when the fund seeks to sell shares of a closed-end fund it can receive the nav of those shares. There are greater risks involved in investing in securities with limited market liquidity.

CrossingBridge Pre-Merger SPAC ETF disclosure: investing involves risk; principal loss is possible. The fund invests in equity securities and warrants of SPACs. Pre-combination SPACs have no operating history or ongoing business other than seeking combinations, and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable combination. There is no guarantee that the SPACs in which the fund invests will complete a combination or that any combination that is completed will be profitable. Unless and until a combination is completed, a SPAC generally invests its assets in U.S. Government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue combinations only within certain industries or regions, which may increase the volatility of their prices. The fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. May involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. And foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject to foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination. Because the fund is non-diversified it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the fund’s overall value to decline to a greater degree than if the fund held a more diversified portfolio.

Definitions: The S&P 500, or simply the S&P, is a stock market index that measures the stock performance of 500 large companies listed on stock exchanges in the united states. The ICE BOFA Investment Grade Index tracks the performance of us dollar denominated investment grade rated corporate debt publicly issued in the us domestic market. The ICE BOFA High Yield Index tracks the performance of us dollar denominated below investment grade rated corporate debt publicly issued in the us domestic market. EBITDA is a company’s earnings before interest, taxes, depreciation, and amortization is an accounting measure calculated using a company’s earnings, before interest expenses, taxes, depreciation, and amortization are subtracted, as a proxy for a company’s current operating profitability. A Basis Point (BP) is 1/100 of one percent. Pari-Passu is a Latin term that means ‘on equal footing’ or ‘ranking equally’. It is an important clause for creditors of a company in financial difficulty which might become insolvent. If the company’s debts are Pari-Passu, they are all ranked equally, so the company pays each creditor the same amount in insolvency. LIBOR is the average interbank interest rate at which a selection of banks on the London money market are prepared to lend to one another. Yield to Maturity (YTM) is the total return anticipated on a bond (on an annualized basis) if the bond is held until it matures. Free Cash Flow (FCF) is the cash a company produces through its operations, less the cost of expenditures on assets. In other words, Free Cash Flow is the cash left over after a company pays for its operating expenses and capital expenditures. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. Debtor-in-Possession (DIP) financing is a special kind of financing meant for companies that are in bankruptcy. Only companies that have filed for bankruptcy protection under chapter 11 are allowed to access dip financing, which usually happens at the start of a filing. Dip financing is used to facilitate the reorganization of a Debtor-in-Possession (the status of a company that has filed for bankruptcy) by allowing it to raise capital to fund its operations as its bankruptcy case runs its course. Yield to Call (YTC) refers to the return a bondholder receives if the bond is held until the call date, which occurs sometime before it reaches maturity. The SEC Yield is a standard yield calculation developed by the U.S. Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after the deduction of the fund’s expenses. It is also referred to as the “standardized yield.”  Yield to Worst is the yield on the portfolio if all bonds are held to the worst date; Yield to Worst date is the date of lowest possible yield outcome for each security without a default.

ETF definitions: the ICE BOFA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Gross Spread is the amount by which a SPAC is trading at a discount or premium to its pro rata share of the collateral trust value. For example, if a SPAC is trading at $9.70 and shareholders’ pro rata share of the trust account is $10.00/share, the SPAC has a gross spread of 3% (trading at a 3% discount). Yield to Liquidation: similar to a bond’s yield to maturity, SPACs have a yield to liquidation/redemption, which can be calculated using the gross spread and time to liquidation. Maturity: similar to a bond’s maturity date, SPAC also have a maturity, which is the defined time period in which they have to complete a business combination. This is referred to as the Liquidation or Redemption Date. Price refers to the price at which the ETF is currently trading. The sec yield is a standard yield calculation developed by the U.S. Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after the deduction of the fund’s expenses. It is also referred to as the “standardized yield.” Weighted Average Life refers to the weighted average time until a portfolio of SPACs’ Liquidation or Redemption Dates.

All performance data greater than 1 year is annualized.

Diversification does not assure a profit nor protect against loss in a declining market.

A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation’s assets and earnings. A bond is a debt investment in which an investor loans money to an entity that borrows the fund for a defined period of time at a fixed interest rate. A stock may trade with more or less liquidity than a bond depending on the number of shares and bonds outstanding, the size of the company, and the demand for the securities. The Securities and Exchange Commission (SEC) does not approve, endorse, nor indemnify any security. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates.

Tax features may vary based on personal circumstances. Consult a tax professional for additional information.

The CrossingBridge Ultra-Short Duration Fund, CrossingBridge Low Duration High Yield Fund, and CrossingBridge Responsible Credit Fund are distributed by Quasar Distributors, LLC.

The CrossingBridge Pre-Merger SPAC ETF is distributed by Foreside Fund Services, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Low Duration High Yield Fund
(Unaudited)

The 2022-2023 fiscal semi-annual period for the CrossingBridge Low Duration High Yield Fund (CBLDX; the “Fund”) covers the six-month period of October 1, 2022 through March 31, 2023. During this period, the Fund gained 3.55% on its Institutional Class shares while the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index gained 5.45%, the ICE BofA 1-3 Year U.S. Corporate Bond Index gained 2.70% and the ICE BofA 0-3 Year U.S. Treasury Index gained 2.21%.

Monthly investment results for the fiscal period ranged from -0.17% in March 2023 to 1.31% in January 2023. The Fund generated positive returns for five out of the six months during the fiscal period. The median monthly return for the period was 0.58% with an annualized standard deviation of 1.71%.

The total return for the period was positive. The Fund had positive contributions from interest income and had realized losses and unrealized gains during the period. The NAV decreased from $9.84 on September 30, 2022 to $9.71 on March 31, 2023, but the Fund distributed $0.47 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index (HSNF) tracks the performance of short maturity U.S. dollar denominated below investment grade rating (based on an average of Moody’s, S&P, and Fitch), at least 18 months to final maturity at the time of issuance, at least one month but less than three years remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and minimum amount outstanding of $250 million. The ICE BofA 1-3 Year U.S. Corporate Bond Index (C1A0) is a subset of the ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than three years. The ICE BofA 0-3 Year U.S. Treasury Index (G1QA) tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Standard Deviation is a statistical measure that is used to quantify the amount of variation or dispersion of a set of data values. Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell the shares. The value of ETNs may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in asset-backed, mortgage-backed, and collateralized mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund invests in equity securities and warrants of special purpose acquisition companies (“SPACs”). Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Responsible Credit Fund
(Unaudited)

The 2022-2023 fiscal semi-annual period for the CrossingBridge Responsible Credit Fund (CBRDX; the “Fund”) covers the six-month period of October 1, 2022 through March 31, 2023. During this period, the Fund gained 3.95% on its Institutional Class shares while the ICE BofA U.S. High Yield Index gained 7.85%, the ICE BofA U.S. Corporate Index gained 7.10% and the ICE BofA 3-7 Year U.S. Treasury Index gained 3.86%.

Monthly investment results for the fiscal period ranged from -1.11% in March 2023 to 2.02% in January 2023. The Fund generated positive returns for five out of the six months during the fiscal period. The median monthly return for the period was 0.76% with an annualized standard deviation of 3.53%.

The total return for the period was higher. The Fund had positive contributions from interest income and had realized capital losses and unrealized gains during the period. The NAV decreased from $9.65 on September 30, 2022 to $9.47 on March 31, 2023, but the Fund distributed $0.55 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

The Fund is non-diversified under the Investment Company Act of 1940, therefore allowing the fund to be more concentrated than a diversified fund. Because the Fund is non-diversified it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. Current fund statistics may not be indicative of future positioning.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

Definitions: The ICE BofA U.S. High Yield Index (H0A0) tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA U.S. Corporate Index (C0A0) tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA 3-7 Year U.S. Treasury Index (G30C) is a subset of ICE BofA U.S. Treasury Index including all securities with a remaining term to final maturity greater than or equal to 3 years and less than 7 years. Standard Deviation is a statistical measure of portfolio risk used to measure variability of total return around an average, over a specified period of time. The greater the standard deviation over the period, the wider the variability or range of returns and hence, the greater the fund’s volatility.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund’s focus on sustainability considerations (ESG criteria) may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. The Fund invests in equity securities of special purpose acquisition companies (“SPACs”), which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. The Fund invests in equity securities and warrants of SPACs. Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Ultra-Short Duration Fund
(Unaudited)

The 2022-2023 fiscal semi-annual period for the CrossingBridge Ultra-Short Duration Fund (CBUDX; the “Fund”) covers the six-month period of October 1, 2022 through March 31, 2023. During this period, the Fund gained 2.53% on its Institutional Class shares while the ICE BofA 0-1 Year U.S. Corporate Index gained 2.32%, the ICE BofA 0-1 Year U.S. Treasury Index gained 2.04% and the ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index gained 2.20%.

Monthly investment results for the fiscal period ranged from 0.24% in October 2022 to 0.70% in December 2022. The Fund generated positive returns for six out of the six months during the fiscal period. The median monthly return for the period was 0.37% with an annualized standard deviation of 0.60%.

The total return for the period was positive. The Fund had positive contributions from interest income and had realized gains and unrealized gains during the period. The NAV decreased from $9.97 on September 30, 2022 to $9.93 on March 31, 2023, but the Fund distributed $0.29 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-1 Year U.S. Corporate Index (H540) tracks the performance of short-maturity U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA 0-1 Year U.S. Treasury Index (G0QA) tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than a year. The ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index (R1A0) is a subset of ICE BofA U.S. Fixed Rate Asset Backed Securities Index including all securities with an average life less than 3 years. Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices. Standard Deviation is a statistical measure of portfolio risk used to measure variability of total return around an average, over a specified period of time. The greater the standard deviation over the period, the wider the variability or range of returns and hence, the greater the fund’s volatility.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund invests in equity securities and warrants of special purpose acquisition companies (“SPACs”). Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Pre-Merger SPAC ETF
(Unaudited)

The 2022-2023 fiscal semi-annual period for the CrossingBridge Pre-Merger SPAC ETF (SPC; the “Fund”) covers the six-month period of October 1, 2022 through March 31, 2023. During this period, the Fund had a NAV return of 3.41% and a market return of 3.40%, while the while the ICE BofA 0-3 Year U.S. Treasury Index gained 2.21%.

Monthly share price investment results for the fiscal period ranged from 0.19% in February 2023 to 0.82% in January 2023. Monthly NAV investment results for the fiscal period ranged from 0.47% in November 2022 to 0.69% in January 2023. The Fund generated positive returns for six out of the six months during the fiscal period. The median monthly price return for the period was 0.59% and the median monthly NAV return was 0.54%. The Fund’s price had an annualized standard deviation of 0.78%. and the Fund’s NAV had an annualized standard deviation of 0.27%

The Fund had realized and unrealized gains during the period. The total return for the period was higher as the share price increased from $20.56 on September 30, 2022 to $21.04 on March 31, 2023 while the NAV increased from $20.56 to $21.04 for the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Standard Deviation is a statistical measure of portfolio risk used to measure variability of total return around an average, over a specified period of time. The greater the standard deviation over the period, the wider the variability or range of returns and hence, the greater the fund’s volatility.

It is not possible to invest directly in an index.

Investing involves risk; Principal loss is possible. The Fund invests in equity securities and warrants of SPACs. Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination. Because the Fund is non-diversified it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Must be preceded or accompanied by a prospectus.

Distributor: Foreside Fund Services, LLC.

CROSSINGBRIDGE FUNDS
Expense Example
(Unaudited)

As a shareholder of the CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing plan fees and other Fund expenses. As a shareholder of the CrossingBridge Pre-Merger SPAC ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the respective period disclosed in the following table and held for the entire respective period disclosed in the following table.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses for each Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROSSINGBRIDGE FUNDS
Expense Example (Continued)
(Unaudited)

		Beginning	Ending
	Annualized	Account Value	Account Value	Expenses
	Expense	October 1,	March 31,	Paid During
	Ratio	2022	2023	Period*
CrossingBridge Low
Duration High Yield Fund
Institutional Class
Based on actual fund return	0.90%	$1,000.00	$1,035.50	$4.57
Based on hypothetical 5% return	0.90%	1,000.00	1,020.44	4.53

CrossingBridge
Responsible Credit Fund
Institutional Class
Based on actual fund return	0.90%	1,000.00	1,039.50	4.58
Based on hypothetical 5% return	0.90%	1,000.00	1,020.44	4.53

CrossingBridge
Ultra-Short Duration Fund
Institutional Class
Based on actual fund return	0.90%	1,000.00	1,025.30	4.54
Based on hypothetical 5% return	0.90%	1,000.00	1,020.44	4.53

CrossingBridge
Pre-Merger SPAC ETF
Based on actual fund return	0.80%	1,000.00	1,034.10	4.06
Based on hypothetical 5% return	0.80%	1,000.00	1,020.94	4.03

*
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182 days), divided by 365 days to reflect the six month period ended March 31, 2023.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital using a low duration mandate. The allocation of portfolio holdings as of March 31, 2023 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

Average Annual Total Returns as of March 31, 2023

	One	Three	Five	Since
	Year	Years	Years	February 1, 2018[1]
Institutional Class Shares	2.40%	6.33%	3.65%	3.61%
ICE BofA 0-3 Year U.S. High Yield
Excluding Financials Index	2.34%	7.67%	3.65%	3.52%
ICE BofA 0-3 Year U.S. Treasury Index	0.83%	-0.34%	1.22%	1.22%
ICE BofA 1-3 Year U.S. Corporate
Bond Index	0.35%	0.97%	1.71%	1.62%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index, as well as other broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance. ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index is a subset of ICE BofA 0-3 Year U.S. High Yield Index excluding sector level 2 Financial issuers. ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years.  Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. ICE BofA 1-3 Year U.S. Corporate Bond Index is a subset of ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 3 years. It is not possible to invest directly in an index.

Growth of $50,000 Investment

*	Commencement of investment operations.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital by investing in fixed income securities that meet the responsible investing criteria of the Fund’s investment adviser. The allocation of portfolio holdings as of March 31, 2023 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

*	Less than 0.005%.

Average Annual Total Returns as of March 31, 2023

	One	Since
	Year	June 30, 2021[1]
Institutional Class Shares	4.07%	2.83%
ICE BofA U.S. High Yield Index	-3.56%	-3.73%
ICE BofA 3-7 Year U.S. Treasury Index	-2.14%	-4.54%
ICE BofA U.S. Corporate Index	-5.19%	-7.30%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, the ICE BofA U.S. High Yield Index, as well as other broad-based securities indices on the Fund’s inception date. ICE BofA 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than 3 years and less than or equal to 7 years. ICE BofA U.S. Corporate Index is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity and at least $250 million outstanding. ICE BofA U.S. High Yield Index is an unmanaged index that tracks the performance of U.S. dollar denominated, below investment-grade rated corporate debt publicly issued in the U.S. domestic market. It is not possible to invest directly in an index.

Growth of $50,000 Investment

*	Commencement of investment operations.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Investment Highlights
(Unaudited)

The Fund seeks to offer a higher yield than cash instruments while maintaining a low duration. The allocation of portfolio holdings as of March 31, 2023 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

*	Less than 0.005%.

Average Annual Total Returns as of March 31, 2023

	One	Since
	Year	June 30, 2021[1]
Institutional Class Shares	3.49%	2.13%
ICE BofA 0-1 Year U.S. Corporate Index	2.69%	0.75%
ICE BofA 0-1 Year U.S. Treasury Index	2.09%	1.06%
ICE BofA 0-3 Year U.S. Fixed Rate
Asset Backed Securities Index	1.13%	-0.40%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, ICE BofA 0-1 Year U.S. Corporate Index, as well as other broad-based securities indices on the Fund’s inception date. ICE BofA 0-1 Year U.S. Corporate Index is a subset of ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 1 year. ICE BofA 0-1 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than one year. ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of ICE BofA U.S. Fixed Rate Asset Backed Securities Index including all securities with a remaining term to final maturity less than three years. It is not possible to invest directly in an index.

Growth of $50,000 Investment

*	Commencement of investment operations.

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Investment Highlights
(Unaudited)

The Fund seeks to provide total returns consistent with the preservation of capital. The allocation of portfolio holdings as of March 31, 2023 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

Average Annual Total Returns as of March 31, 2023

	One	Since
	Year	September 20, 2021[1]
Net Asset Value	3.81%	4.14%
Market Value	3.70%	4.15%
ICE BofA 0-3 Year U.S. Treasury Index	0.83%	-0.87%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance. ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Investment Highlights (Continued)
(Unaudited)

U.S. government in its domestic market with maturities less than three years. Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. It is not possible to invest directly in an index.

Growth of $10,000 Investment

*	Commencement of investment operations.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
ASSET BACKED SECURITIES – 3.13%

Finance and Insurance – 1.14%
HTS Fund I LLC
2021-1, 1.410%, 08/25/2036 (a)	6,095,000	$5,295,031
MMAF Equipment Finance LLC
2022-B, 5.570%, 09/09/2025 (a)	941,000	940,837
		6,235,868

Transportation and Warehousing – 1.99%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
2013-1, 3.900%, 01/15/2026	12,041,567	10,847,477
TOTAL ASSET BACKED SECURITIES (Cost $17,249,497)		17,083,345

BANK LOANS – 12.63%

Accommodation and Food Services – 0.49%
Fogo De Chao, Inc.
9.090% (1 Month LIBOR + 4.250%), 04/05/2025 (b)	2,708,426	2,648,624

Construction – 0.24%
Lealand Finance (McDermott)
7.840% (1 Month Base Rate + 3.000%), 06/30/2024 (b)	1,750,984	1,291,350

Finance and Insurance – 0.43%
MoneyGram International, Inc.
9.340% (1 Month LIBOR + 4.500%), 07/21/2026 (b)	2,382,917	2,373,981

Information – 2.93%
Cengage Learning, Inc.
9.880% (Base Rate + 4.750%), 07/14/2026 (b)	8,986,010	8,362,650
Univision Communications, Inc.
7.590% (1 Month LIBOR + 2.750%), 03/15/2024 (b)	7,619,000	7,625,781
		15,988,431

Manufacturing – 5.04%
Chobani LLC
8.422% (1 Month SOFR + 3.500%), 10/23/2027 (b)	2,500,000	2,484,375
Diebold Nixdorf, Inc.
10.479% (1 Month SOFR + 5.350%), 11/06/2023 (b)	7,850,334	4,016,781
First Brands Group LLC
10.246% (6 Month SOFR + 5.000%), 03/30/2027 (b)	6,315,000	6,078,188
10.252% (6 Month SOFR + 5.000%), 03/30/2027 (b)	1,838,924	1,775,711
13.602% (6 Month SOFR + 8.500%), 03/24/2028 (b)	2,048,000	1,826,140

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
BANK LOANS – 12.63% (CONTINUED)

Manufacturing – 5.04% (Continued)
K&N Parent, Inc.
12.922% (3 Month LIBOR + 8.000%), 02/14/2027 (b)	3,103,715	$3,103,715
8.172% (3 Month LIBOR + 5.250%), 08/14/2027 (b)	1,803,709	1,366,310
Maxar Technologies, Inc.
9.157% (1 Month LIBOR + 4.250%), 06/14/2029 (b)	6,778,000	6,784,710
		27,435,930

Mining, Quarrying, and Oil and Gas Extraction – 1.02%
Quarternorth Energy Holding, Inc.
12.840% (1 Month LIBOR + 8.000%), 08/27/2026 (b)	5,568,985	5,558,543

Professional, Scientific, and Technical Services – 0.66%
Getty Images, Inc.
9.498% (3 Month LIBOR + 4.500%), 02/19/2026 (b)	3,573,281	3,576,247

Retail Trade – 1.82%
Casino Guichard-Perrachon SA
6.298% (3 Month LIBOR + 4.000%), 08/31/2025 (b)(e)(h)	EUR 6,403,000	5,235,665
The Container Store, Inc.
9.480% (3 Month LIBOR + 4.750%), 01/31/2026 (b)	4,975,083	4,657,921
		9,893,586
TOTAL BANK LOANS (Cost $74,696,208)		68,766,692

COMMERCIAL PAPER – 19.76%

Finance and Insurance – 1.45%
Fidelity National Information Services, Inc.
5.077%, 04/03/2023 (c)	2,238,000	2,237,057
5.133%, 04/04/2023 (c)	5,652,000	5,648,819
		7,885,876

Information – 3.29%
Crown Castle, Inc.
5.638%, 04/13/2023 (c)	10,391,000	10,370,441
Rogers Communications, Inc.
5.948%, 06/27/2023 (c)	7,662,000	7,558,802
		17,929,243

Manufacturing – 12.01%
Constellation Brands, Inc.
5.362%, 04/11/2023 (c)	8,000,000	7,986,626

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
COMMERCIAL PAPER – 19.76% (CONTINUED)

Manufacturing – 12.01% (Continued)
FMC Corp.
5.923%, 04/27/2023 (c)	10,643,000	$10,598,523
General Motors Financial Co., Inc.
5.794%, 05/15/2023 (c)	5,496,000	5,456,806
5.438%, 05/16/2023 (c)	5,000,000	4,963,526
HP, Inc.
5.159%, 04/24/2023 (c)	10,000,000	9,965,147
Jabil, Inc.
5.451%, 04/06/2023 (c)	6,023,000	6,017,340
McCormick & Co., Inc.
5.233%, 04/25/2023 (c)	10,496,000	10,457,690
Nutrien Ltd.
5.129%, 05/04/2023 (c)	10,000,000	9,949,652
		65,395,310

Retail Trade – 2.43%
Walgreens Boots Alliance, Inc.
5.535%, 05/05/2023 (c)	7,286,000	7,247,231
5.427%, 05/12/2023 (c)	6,026,000	5,987,242
		13,234,473

Utilities – 0.58%
Brookfield Infrastructure Holdings Canada, Inc.
5.490%, 06/01/2023 (c)	3,200,000	3,169,799
TOTAL COMMERCIAL PAPER (Cost $107,636,305)		107,614,701

COMMON STOCKS – 0.03%

Manufacturing – 0.03%
K&N Parent, Inc. (d)(f)	152,899	76,450
ProSomnus, Inc. (d)(f)(g)	19,856	77,587
TOTAL COMMON STOCKS (Cost $152,899)		154,037

CONVERTIBLE BONDS – 4.82%

Information – 3.62%
BuzzFeed, Inc.
8.500%, 12/03/2026 (a)	7,900,000	5,154,750
Leafly Holdings, Inc.
8.000%, 01/31/2025 (f)(g)	7,245,000	6,556,725

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
CONVERTIBLE BONDS – 4.82% (CONTINUED)

Information – 3.62% (Continued)
New Relic, Inc.
0.500%, 05/01/2023	6,651,000	$6,633,799
UpHealth, Inc.
6.250%, 06/15/2026 (a)	4,636,000	1,364,722
		19,709,996

Manufacturing – 1.20%
ProSomnus, Inc.
9.000%, 12/06/2025 (f)(g)	7,387,240	6,533,600

Mining, Quarrying, and Oil and Gas Extraction – 0.00%
Mime Petroleum AS
0.000%, 12/31/2023 (e)(i)	NOK 4,263,000	—
0.000%, 12/29/2171 (e)	4,263,000	—
		—
TOTAL CONVERTIBLE BONDS (Cost $32,132,169)		26,243,596

CORPORATE BONDS – 53.28%

Accommodation and Food Services – 0.70%
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (a)	961,000	958,511
Yum! Brands, Inc.
3.875%, 11/01/2023	2,899,000	2,865,876
		3,824,387

Agriculture, Forestry, Fishing and Hunting – 0.28%
Cooks Venture, Inc.
2022-2, 5.500%, 01/15/2025 (a)	1,528,542	1,502,556

Construction – 0.73%
Five Point Operating Co LP / Five Point Capital Corp.
7.875%, 11/15/2025 (a)	2,434,000	2,192,438
Schletter International BV
9.698% (3 Month EURIBOR + 6.750%), 09/12/2025 (b)(e)(h)	EUR 1,567,000	1,772,763
		3,965,201

Educational Services – 0.08%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
13.159% (3 Month LIBOR + 8.000%), 12/22/2024 (a)(b)	437,000	418,007

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 53.28% (CONTINUED)

Finance and Insurance – 4.89%
HMH Holding BV
11.859% (3 Month LIBOR + 7.000%), 02/10/2025 (b)(e)	1,526,000	$1,556,520
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	5,744,000	5,608,784
Nordic Capital II
7.910%, 06/30/2024 (e)(i)	NOK 10,200,000	974,230
Novedo Holding AB
9.707% (3 Month STIBOR + 6.500%), 11/26/2024 (b)(e)(j)	SEK 20,000,000	1,845,072
Stockwik Forvaltning AB
11.264% (3 Month STIBOR + 8.000%), 03/20/2026 (b)(e)(j)	SEK 32,500,000	3,107,838
StoneX Group, Inc.
8.625%, 06/15/2025 (a)	13,460,000	13,540,773
		26,633,217

Health Care and Social Assistance – 0.19%
ADDvise Group AB
10.391% (3 Month STIBOR + 7.250%), 05/21/2024 (b)(e)(j)	SEK 10,290,000	1,011,253

Information – 16.37%
American Greetings Corp.
8.750%, 04/15/2025 (a)	8,155,000	8,060,402
Azerion Holding BV
7.250%, 04/28/2024 (e)(h)	EUR 3,199,000	3,453,985
Cengage Learning, Inc.
9.500%, 06/15/2024 (a)	10,350,000	10,016,730
Clear Channel International BV
6.625%, 08/01/2025 (a)(e)	10,961,000	10,674,496
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (a)(e)	7,437,000	6,997,473
Go North Group AB
13.985%, 02/09/2026 (e)	9,320,080	9,343,380
Impala BondCo Plc
11.856% (3 Month STIBOR + 9.000%), 10/20/2024 (b)(e)(j)	SEK 11,250,000	965,393
INNOVATE Corp.
8.500%, 02/01/2026 (a)	7,309,000	5,670,499
Linkem S.p.A.
8.452% (3 Month EURIBOR + 6.250%), 08/09/2023 (a)(b)(e)(h)	EUR 10,533,000	11,394,529
Sprint LLC
7.875%, 09/15/2023	13,470,000	13,581,303
TEGNA, Inc.
4.750%, 03/15/2026 (a)	9,483,000	9,006,990
		89,165,180

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 53.28% (CONTINUED)

Manufacturing – 12.69%
Ball Corp.
4.000%, 11/15/2023	5,210,000	$5,155,156
Blast Motion, Inc.
5.500%, 02/15/2025 (a)	2,000,000	1,966,200
Columbia Care, Inc.
9.500%, 02/03/2026 (e)	17,087,000	15,794,796
Fiven ASA
9.600% (3 Month EURIBOR + 6.850%), 06/21/2024 (b)(e)(h)	EUR 10,292,000	11,078,008
FXI Holdings, Inc.
12.250%, 11/15/2026 (a)	4,435,000	3,947,150
Georg Jensen A/S
9.621% (3 Month EURIBOR + 7.000%), 05/14/2025 (b)(e)(h)	EUR 5,900,000	6,441,709
Hillenbrand, Inc.
5.750%, 06/15/2025	3,542,000	3,536,598
InfraBuild Australia Pty Ltd.
12.000%, 10/01/2024 (a)(e)	18,156,000	17,381,458
LR Global Holding GmbH
9.948% (3 Month EURIBOR + 7.250%), 02/03/2025 (b)(e)(h)	EUR 3,959,000	3,821,263
		69,122,338

Mining, Quarrying, and Oil and Gas Extraction – 5.98%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (e)	7,725,605	7,377,953
Greenfire Resources, Inc.
12.000%, 08/15/2025 (a)(e)	3,356,000	3,579,543
Mime Petroleum AS
13.000%, 09/17/2025 (a)(e)	4,263,000	4,298,374
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/2026 (a)	8,524,000	8,233,719
Tacora Resources, Inc.
8.250%, 05/15/2026 (a)(e)	9,717,000	7,360,957
Waldorf Energy Finance Plc
12.000%, 03/02/2026 (e)	1,800,000	1,746,000
		32,596,546

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 54.48% (CONTINUED)

Professional, Scientific, and Technical Services – 3.33%
Aker Horizons ASA
6.480% (3 Month NIBOR + 3.250%), 08/15/2025 (b)(e)(i)	NOK 5,000,000	$456,007
Desenio Group AB
8.785% (3 Month STIBOR + 5.500%), 12/16/2024 (b)(e)(j)	SEK 1,250,000	62,084
Getty Images, Inc.
9.750%, 03/01/2027 (a)	7,949,000	7,950,192
Rebellion Operations AB
11.157% (3 Month STIBOR + 8.000%), 05/20/2025 (b)(e)(j)	SEK 32,500,000	2,972,082
Scientific Games International, Inc.
8.625%, 07/01/2025 (a)	6,529,000	6,690,332
		18,130,697

Real Estate and Rental and Leasing – 0.27%
REX – Real Estate Exchange, Inc.
6.000%, 03/15/2025 (a)	1,500,000	1,480,050

Retail Trade – 0.85%
Anagram International Inc / Anagram Holdings LLC
15.000%, 08/15/2025 (a)	4,731,752	4,618,971

Transportation and Warehousing – 2.61%
Floatel International Ltd.
11.250%, 03/23/2026 (a)(e)	7,390,000	7,449,694
Seaspan Corp.
6.500%, 02/05/2024 (e)	6,100,000	6,161,000
Uber Technologies, Inc.
7.500%, 05/15/2025 (a)	612,000	622,198
		14,232,892

Utilities – 3.87%
Talen Energy Supply LLC
7.250%, 05/15/2027 (a)	7,750,000	7,964,559
6.625%, 01/15/2028 (a)	4,278,000	4,349,863
7.625%, 06/01/2028 (a)	8,504,000	8,748,213
		21,062,635

Wholesale Trade – 0.44%
Arrow Electronics, Inc.
6.125%, 03/01/2026	2,419,000	2,426,164
TOTAL CORPORATE BONDS (Cost $297,301,448)		290,190,094

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Number
	of Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES – 0.99%
Alpha Partners Technology Merger Corp.
Founder Shares (d)(f)(g)	9,341	$1,200
AxonPrime Infrastructure Acquisition Corp.
Founder Shares (d)(f)(g)	5,000	826
Berenson Acquisition Corp. Founder Shares (d)(f)(g)	19,099	57
Financials Acquisition Corp. (d)(e)(k)	190,901	2,437,365
GP Bullhound Acquisition I SE (d)(e)(l)	108,609	1,206,138
Hiro Metaverse Acquisitions I SA (d)(e)(k)	135,163	1,725,719
Revelstone Capital Acquisition Corp. Founder Shares (d)(f)(g)	10,125	1,406
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $5,549,038)		5,372,711

WARRANTS – 0.02%
Brigade-M3 European Acquisition Corp. (d)(e)
Expiration: 01/17/2027, Exercise Price: $11.50	110,310	38,609
Financials Acquisition Corp. (d)(e)(k)
Expiration: 04/04/2027, Exercise Price: $11.50	95,450	3,532
GP Bullhound Acquisition I SE (d)(e)(l)
Expiration: 03/11/2027, Exercise Price: $11.50	54,304	14,723
Hambro Perks Acquisition Corp. (d)(e)(k)
Expiration: 01/07/2026, Exercise Price: $11.50	108,901	10,747
Hiro Metaverse Acquisitions I SA (d)(e)(k)
Expiration: 12/21/2026, Exercise Price: $11.50	67,581	12,922
Leafly Holdings, Inc. (d)
Expiration: 11/07/2026, Exercise Price: $11.50	36,943	1,293
ProSomnus, Inc. (d)(g)
Expiration: 04/20/2028, Exercise Price: $11.50	73,872	8,754
TOTAL WARRANTS (Cost $87,839)		90,580

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Number
	of Shares	Value
MONEY MARKET FUNDS – 5.12%
First American Treasury Obligations
Fund – Class X, 4.722% (m)	27,873,883	$27,873,883
TOTAL MONEY MARKET FUNDS (Cost $27,873,883)		27,873,883
Total Investments (Cost $562,679,286) – 99.78%		543,389,639
Other Assets in Excess of Liabilities – 0.22%		1,208,911
Total Net Assets – 100.00%		$544,598,550

Percentages are stated as a percent of net assets.
†	Face amount in U.S. Dollar unless otherwise indicated.
(a)
Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $189,830,217 or 34.86% of Fund’s net assets.

(b)	Variable rate security. The rate shown represents the rate at March 31, 2023.
(c)	The rate shown is the effective yield.
(d)	Non-income producing security.
(e)	Foreign issued security.
(f)	Illiquid security.
(g)	Security valued using unobservable inputs.
(h)	Principal amount denominated in Euros.
(i)	Principal amount denominated in Norwegian Krone.
(j)	Principal amount denominated in Swedish Krona.
(k)	Holding denominated in British Pound.
(l)	Holding denominated in Euros.
(m)	Seven day yield as of March 31, 2023.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
NIBOR – Norwegian Interbank Offer Rate is a collective term for Norwegian money market rates at different maturities. It is intended to reflect the interest rate level a bank require for unsecured money market lending in Norwegian Krone to another bank.
SOFR – Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans. SOFR is based on transactions in the Treasury repurchase market and is based on data from observable transactions rather than on estimated borrowing rates.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Forward Currency Exchange Contracts

March 31, 2023 (Unaudited)

		Currency		USD Value at	Currency		USD Value at	Unrealized
Settlement	Counter-	to be		March 31,	to be		March 31,	Appreciation/
Date	party	Delivered		2023	Received		2023	(Depreciation)
4/14/23	U.S. Bank	43,062,000	EUR	$46,736,936	46,161,603	USD	$46,161,603	$(575,333)
4/14/23	U.S. Bank	5,606,000	GBP	6,917,560	6,788,698	USD	6,788,698	(128,862)
4/14/23	U.S. Bank	12,850,000	NOK	1,228,140	1,215,958	USD	1,215,958	(12,182)
4/14/23	U.S. Bank	105,662,500	SEK	10,188,506	9,951,964	USD	9,951,964	(236,542)
4/14/23	U.S. Bank	1,466,079	USD	1,466,079	1,354,100	EUR	1,469,660	3,581
4/14/23	U.S. Bank	2,714,838	USD	2,714,838	2,210,690	GBP	2,727,895	13,057
4/14/23	U.S. Bank	200,918	USD	200,918	2,080,000	SEK	200,564	(354)
				$69,452,977			$68,516,342	$(936,635)

EUR – Euro
GBP – British Pound
NOK – Norwegian Krone
SEK – Swedish Krona
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
ASSET BACKED SECURITIES – 6.09%

Transportation and Warehousing – 6.09%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
2013-1, 3.900%, 01/15/2026	1,584,139	$1,427,049
TOTAL ASSET BACKED SECURITIES (Cost $1,411,726)		1,427,049

BANK LOANS – 19.36%

Administrative and Support and Waste Management
and Remediation Services – 4.02%
Conduent, Inc.
9.090% (1 Month LIBOR + 4.250%), 11/01/2029 (a)	1,000,000	942,500

Information – 3.13%
Cengage Learning, Inc.
9.880% (Base Rate + 4.750%), 07/14/2026 (a)	497,481	462,971
Rackspace Technology Global, Inc.
7.595% (3 Month LIBOR + 2.750%), 02/09/2028 (a)	500,000	271,852
		734,823

Manufacturing – 6.77%
Chobani LLC
8.422% (1 Month SOFR + 3.500%), 10/23/2027 (a)	500,000	496,875
Crocs, Inc.
8.407% (3 Month LIBOR + 3.500%), 02/19/2029 (a)	208,005	207,642
Diebold Nixdorf, Inc.
10.479% (1 Month SOFR + 5.350%), 11/06/2023 (a)	880,000	450,270
First Brands Group LLC
10.246% (6 Month SOFR + 5.000%), 03/30/2027 (a)	450,000	433,125
		1,587,912

Retail Trade – 5.44%
Casino Guichard-Perrachon SA
6.298% (3 Month LIBOR + 4.000%), 08/31/2025 (a)(b)(c)	EUR 700,000	572,383
The Container Store, Inc.
9.480% (3 Month LIBOR + 4.750%), 01/31/2026 (a)	750,000	702,187
		1,274,570
TOTAL BANK LOANS (Cost $4,995,264)		4,539,805

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
COMMERCIAL PAPER – 1.19%

Retail Trade – 1.19%
Walgreens Boots Alliance, Inc.
5.427%, 05/12/2023 (d)	280,000	$278,199
TOTAL COMMERCIAL PAPER (Cost $278,310)		278,199

COMMON STOCKS – 0.59%

Health Care and Social Assistance – 0.59%
Biote Corp. Founder Shares (e)	22,211	137,486
TOTAL COMMON STOCKS (Cost $0)		137,486

CORPORATE BONDS – 58.44%

Construction – 5.78%
Five Point Operating Co LP / Five Point Capital Corp.
7.875%, 11/15/2025 (f)	1,110,000	999,838
Schletter International BV
9.698% (3 Month EURIBOR + 6.750%), 09/12/2025 (a)(b)(c)	EUR 315,000	356,363
		1,356,201

Finance and Insurance – 7.03%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	225,000	219,703
Stockwik Forvaltning AB
11.264% (3 Month STIBOR + 8.000%), 03/20/2026 (a)(b)(g)	SEK 3,750,000	358,597
StoneX Group, Inc.
8.625%, 06/15/2025 (f)	1,063,000	1,069,379
		1,647,679

Information – 14.30%
American Greetings Corp.
8.750%, 04/15/2025 (f)	399,000	394,372
Calligo UK Ltd.
11.512% (3 Month EURIBOR + 8.500%), 12/29/2024 (a)(b)(c)	EUR 100,000	103,028
Clear Channel International BV
6.625%, 08/01/2025 (b)(f)	542,000	527,833
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (b)(f)	400,000	376,360
Go North Group AB
13.985%, 02/09/2026 (b)	390,320	391,296
INNOVATE Corp.
8.500%, 02/01/2026 (f)	460,000	356,879

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 58.44% (CONTINUED)

Information – 14.30% (Continued)
WarnerMedia Holdings, Inc.
3.428%, 03/15/2024 (f)	1,232,000	$1,204,085
		3,353,853

Manufacturing – 14.95%
Fiven ASA
9.600% (3 Month EURIBOR + 6.850%), 06/21/2024 (a)(b)(c)	EUR 1,500,000	1,614,556
Georg Jensen A/S
9.621% (3 Month EURIBOR + 7.000%), 05/14/2025 (a)(b)(c)	EUR 600,000	655,089
G-III Apparel Group Ltd.
7.875%, 08/15/2025 (f)	137,000	129,292
InfraBuild Australia Pty Ltd.
12.000%, 10/01/2024 (b)(f)	853,000	816,611
LR Global Holding GmbH
9.948% (3 Month EURIBOR + 7.250%), 02/03/2025 (a)(b)(c)	EUR 300,000	289,563
		3,505,111

Mining, Quarrying, and Oil and Gas Extraction – 1.84%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (b)	451,893	431,558

Professional, Scientific, and Technical Services – 2.56%
Getty Images, Inc.
9.750%, 03/01/2027 (f)	600,000	600,090

Retail Trade – 1.07%
Anagram International Inc / Anagram Holdings LLC
15.000%, 08/15/2025 (f)	256,250	250,142

Transportation and Warehousing – 7.38%
Seaspan Corp.
6.500%, 02/05/2024 (b)	500,000	505,000
SFL Corp Ltd.
8.875%, 02/01/2027 (b)	700,000	677,141
Skill BidCo ApS
9.410% (3 Month EURIBOR + 6.750%), 03/02/2028 (a)(b)(c)	EUR 250,000	262,043
XPO CNW, Inc.
6.700%, 05/01/2034	315,000	285,508
		1,729,692

Utilities – 3.53%
IEA Energy Services LLC
6.625%, 08/15/2029 (f)	868,000	828,940
TOTAL CORPORATE BONDS (Cost $13,649,749)		13,703,266

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Number
	of Shares	Value
PREFERRED STOCKS – 0.50%

Mining, Quarrying, and Oil and Gas Extraction – 0.50%
NGL Energy Partners LP	5,404	$118,077
TOTAL PREFERRED STOCKS (Cost $95,658)		118,077

REAL ESTATE INVESTMENT TRUSTS – 2.65%

Real Estate and Rental and Leasing – 2.65%
CTO Realty Growth, Inc.	36,071	622,586
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $621,370)		622,586

SPECIAL PURPOSE ACQUISITION COMPANIES – 0.00%
AxonPrime Infrastructure Acquisition Corp.
Founder Shares (e)(h)(i)	1,000	165
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $0)		165

MONEY MARKET FUNDS – 9.41%
First American Government Obligations
Fund – Class X, 4.653% (j)	1,102,890	1,102,890
First American Treasury Obligations Fund – Class X, 4.722% (j)	1,102,890	1,102,890
TOTAL MONEY MARKET FUNDS (Cost $2,205,780)		2,205,780
Total Investments (Cost $23,257,857) – 98.23%		23,032,413
Other Assets in Excess of Liabilities – 1.77%		414,596
Total Net Assets – 100.00%		$23,447,009

Percentages are stated as a percent of net assets.
†	Face amount in U.S. Dollar unless otherwise indicated.
(a)	Variable rate security. The rate shown represents the rate at March 31, 2023.
(b)	Foreign issued security.
(c)	Principal amount denominated in Euros.
(d)	The rate shown is the effective yield.
(e)	Non-income producing security.
(f)
Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $7,553,821 or 32.22% of Fund’s net assets.

(g)	Principal amount denominated in Swedish Krona.
(h)	Security valued using unobservable inputs.
(i)	Illiquid security.
(j)	Seven day yield as of March 31, 2023.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
SOFR – Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans. SOFR is based on transactions in the Treasury repurchase market and is based on data from observable transactions rather than on estimated borrowing rates.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Forward Currency Exchange Contracts

March 31, 2023 (Unaudited)

		Currency		USD Value at	Currency		USD Value at	Unrealized
Settlement	Counter-	to be		March 31,	to be		March 31,	Appreciation/
Date	party	Delivered		2023	Received		2023	(Depreciation)
4/14/23	U.S. Bank	3,912,500	EUR	$4,246,395	4,194,122	USD	$4,194,122	$(52,273)
4/14/23	U.S. Bank	3,693,750	SEK	356,170	350,235	USD	350,235	(5,935)
4/14/23	U.S. Bank	313,579	USD	313,579	289,825	EUR	314,559	980
				$4,916,144			$4,858,916	$(57,228)

EUR – Euro
SEK – Swedish Krona
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
ASSET BACKED SECURITIES – 7.51%

Finance and Insurance – 5.40%
HTS Fund I LLC
2021-1, 1.410%, 08/25/2036 (a)	2,037,000	$1,769,644
LendingPoint 2021-B Asset Securitization Trust
A, 1.110%, 02/15/2029 (a)	50,694	50,687
LendingPoint 2022-A Asset Securitization Trust
A, 1.680%, 06/15/2029 (a)	279,451	278,996
Lendingpoint 2022-B Asset Securitization Trust
2022-B, 4.770%, 10/15/2029 (a)	284,894	282,424
MMAF Equipment Finance LLC
2022-B, 5.570%, 09/09/2025 (a)	2,500,000	2,499,566
		4,881,317

Manufacturing – 1.04%
Daimler Trucks Retail Trust 2022-1
2022-1, 5.070%, 09/16/2024	939,323	935,741

Transportation and Warehousing – 1.07%
LAD Auto Receivables Trust 2023-1
A-2, 5.680%, 10/15/2026 (a)	750,000	749,025
Santander Consumer Auto Receivables Trust 2021-B
B, 1.450%, 10/15/2028 (a)	225,030	219,250
		968,275
TOTAL ASSET BACKED SECURITIES (Cost $6,817,641)		6,785,333

BANK LOANS – 2.54%

Information – 1.50%
Univision Communications, Inc.
7.590% (1 Month LIBOR + 2.750%), 03/15/2024 (b)	1,354,000	1,355,205

Wholesale Trade – 1.04%
Univar Solutions, Inc.
6.840% (1 Month LIBOR + 2.000%), 07/01/2026 (b)	940,141	940,729
TOTAL BANK LOANS (Cost $2,292,079)		2,295,934

COMMERCIAL PAPER – 23.16%

Finance and Insurance – 1.43%
Fidelity National Information Services, Inc.
5.077%, 04/03/2023 (c)	366,000	365,846
5.133%, 04/04/2023 (c)	923,000	922,480
		1,288,326

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
COMMERCIAL PAPER – 23.16% (CONTINUED)

Information – 5.28%
Crown Castle, Inc.
5.389%, 04/13/2023 (c)	1,612,000	$1,608,810
Oracle Corp.
5.034%, 04/14/2023 (c)	2,000,000	1,996,345
Rogers Communications, Inc.
5.948%, 06/27/2023 (c)	1,182,000	1,166,080
		4,771,235

Manufacturing – 14.06%
Bayer Corp.
6.301%, 09/19/2023 (c)	1,250,000	1,215,009
Constellation Brands, Inc.
5.200%, 04/03/2023 (c)	1,835,000	1,834,172
FMC Corp.
5.466%, 04/17/2023 (c)	1,700,000	1,695,590
General Motors Financial Co., Inc.
5.788%, 05/15/2023 (c)	500,000	496,435
5.949%, 07/10/2023 (c)	1,500,000	1,474,918
HP, Inc.
5.159%, 04/24/2023 (c)	1,685,000	1,679,127
International Flavors & Fragrances, Inc.
5.571%, 04/14/2023 (c)	1,324,000	1,321,338
Jabil, Inc.
5.939%, 04/06/2023 (c)	1,744,000	1,742,361
Parker-Hannifin Corp.
5.218%, 05/18/2023 (c)	1,254,000	1,245,414
		12,704,364

Retail Trade – 2.39%
Walgreens Boots Alliance, Inc.
5.535%, 05/05/2023 (c)	1,190,000	1,183,668
5.427%, 05/12/2023 (c)	984,000	977,671
		2,161,339
TOTAL COMMERCIAL PAPER (Cost $20,928,987)		20,925,264

CONVERTIBLE BONDS – 1.09%

Information – 1.09%
Leafly Holdings, Inc.
8.000%, 01/31/2025 (d)(e)	1,089,000	985,545

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
CONVERTIBLE BONDS – 1.09% (CONTINUED)

Mining, Quarrying, and Oil and Gas Extraction – 0.00%
Mime Petroleum AS
0.000%, 12/31/2023 (f)(g)	NOK 912,588	$—
0.000%, 12/29/2171 (f)	912,588	—
		—
TOTAL CONVERTIBLE BONDS (Cost $1,092,075)		985,545

CORPORATE BONDS – 57.16%

Administrative and Support and Waste Management
and Remediation Services – 3.91%
Republic Services, Inc.
4.750%, 05/15/2023	1,546,000	1,544,812
Waste Management, Inc.
2.400%, 05/15/2023	2,000,000	1,992,789
		3,537,601

Agriculture, Forestry, Fishing and Hunting – 0.63%
Cooks Venture, Inc.
2022-2, 5.500%, 01/15/2025 (a)	575,000	565,225

Finance and Insurance – 5.79%
Enceladus Development Venture III LLC
10.000%, 11/15/2023 (a)	1,000,000	992,500
Fidelity National Information Services, Inc.
0.600%, 03/01/2024	1,000,000	956,647
Humana, Inc.
0.650%, 08/03/2023	1,493,000	1,472,062
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	489,000	477,489
Novedo Holding AB
9.707% (3 Month STIBOR + 6.500%), 11/26/2024 (b)(f)(h)	SEK 3,750,000	345,951
Principal Financial Group, Inc.
7.908% (3 Month LIBOR + 3.044%), 05/15/2055 (b)	992,000	989,616
		5,234,265

Information – 9.92%
Calligo UK Ltd.
11.512% (3 Month EURIBOR + 8.500%), 12/29/2024 (b)(f)(i)	EUR 400,000	412,112
Infor, Inc.
1.450%, 07/15/2023 (a)	2,890,000	2,850,410

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 57.16% (CONTINUED)

Information – 9.92% (Continued)
Linkem S.p.A.
8.452% (3 Month EURIBOR + 6.250%), 08/09/2023 (a)(b)(f)(i)	EUR 1,412,000	$1,527,492
Sprint LLC
7.875%, 09/15/2023	2,007,000	2,023,584
WarnerMedia Holdings, Inc.
3.428%, 03/15/2024 (a)	1,204,000	1,176,719
3.528%, 03/15/2024 (a)	1,000,000	976,986
		8,967,303

Manufacturing – 22.35%
Bayer US Finance II LLC
5.876% (3 Month LIBOR + 1.010%), 12/15/2023 (a)(b)	1,075,000	1,073,885
Blast Motion, Inc.
5.500%, 02/15/2025 (a)	1,000,000	983,100
Columbia Care, Inc.
13.000%, 05/14/2024 (f)	1,026,000	1,008,425
9.500%, 02/03/2026 (f)	2,016,000	1,863,540
Dell International LLC / EMC Corp.
5.450%, 06/15/2023	3,844,000	3,842,705
General Mills, Inc.
5.840% (3 Month LIBOR + 1.010%), 10/17/2023 (b)	1,440,000	1,445,592
Georg Jensen A/S
9.621% (3 Month EURIBOR + 7.000%), 05/14/2025 (b)(f)(i)	EUR 900,000	982,634
Hewlett Packard Enterprise Co.
2.250%, 04/01/2023	2,573,000	2,573,000
HF Sinclair Corp.
2.625%, 10/01/2023	1,558,000	1,533,503
Microchip Technology, Inc.
4.333%, 06/01/2023	1,500,000	1,494,586
Qorvo, Inc.
1.750%, 12/15/2024 (a)	1,400,000	1,301,062
Trulieve Cannabis Corp.
9.750%, 06/18/2024 (f)	2,196,000	2,087,986
		20,190,018

Mining, Quarrying, and Oil and Gas Extraction – 6.01%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (f)	1,317,240	1,257,964
Glencore Funding LLC
4.125%, 05/30/2023 (a)	3,262,000	3,250,360
Mime Petroleum AS
13.000%, 09/17/2025 (a)(f)	912,588	920,161
		5,428,485

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 57.16% (CONTINUED)

Professional, Scientific, and Technical Services – 0.92%
Getty Images, Inc.
9.750%, 03/01/2027 (a)	827,000	$827,124

Real Estate and Rental and Leasing – 1.64%
REX – Real Estate Exchange, Inc.
6.000%, 03/15/2025 (a)	1,500,000	1,480,050

Retail Trade – 1.64%
Quatrim SASU
5.875%, 01/15/2024 (a)(f)(i)	EUR 1,500,000	1,484,237

Transportation and Warehousing – 1.00%
Seaspan Corp.
6.500%, 02/05/2024 (f)	800,000	808,000
Uber Technologies, Inc.
7.500%, 05/15/2025 (a)	98,000	99,633
		907,633

Utilities – 3.35%
Talen Energy Supply LLC
7.250%, 05/15/2027 (a)	1,064,000	1,093,457
6.625%, 01/15/2028 (a)	694,000	705,658
7.625%, 06/01/2028 (a)	1,197,000	1,231,374
		3,030,489
TOTAL CORPORATE BONDS (Cost $52,102,138)		51,652,430

	Number
	of Shares
PREFERRED STOCKS – 5.75%

Finance and Insurance – 1.35%
Allstate Corp.	48,885	1,219,192

Transportation and Warehousing – 4.40%
Enbridge, Inc. (f)	156,555	3,974,931
TOTAL PREFERRED STOCKS (Cost $5,184,742)		5,194,123

SPECIAL PURPOSE ACQUISITION COMPANIES – 0.00%
Berenson Acquisition Corp. Founder Shares (d)(e)(j)	1,827	6
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $7)		6

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Number
	of Shares	Value
WARRANTS – 0.00%
Leafly Holdings, Inc.
Expiration: 11/07/2026, Exercise Price: $11.50	5,553	$194
TOTAL WARRANTS (Cost $0)		194

MONEY MARKET FUNDS – 1.61%
First American Treasury Obligations Fund – Class X, 4.722% (k)	1,451,534	1,451,534
TOTAL MONEY MARKET FUNDS (Cost $1,451,534)		1,451,534
Total Investments (Cost $89,869,203) – 98.82%		89,290,363
Other Assets in Excess of Liabilities – 1.18%		1,064,123
Total Net Assets – 100.00%		$90,354,486

Percentages are stated as a percent of net assets.
†	Face amount in U.S. Dollar unless otherwise indicated.
(a)
Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $28,389,025 or 31.42% of Fund’s net assets.

(b)	Variable rate security. The rate shown represents the rate at March 31, 2023.
(c)	The rate shown is the effective yield.
(d)	Security valued using unobservable inputs.
(e)	Illiquid security.
(f)	Foreign issued security.
(g)	Principal amount denominated in Norwegian Krone.
(h)	Principal amount denominated in Swedish Krona.
(i)	Principal amount denominated in Euros.
(j)	Non-income producing security.
(k)	Seven day yield as of March 31, 2023.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Forward Currency Exchange Contracts

March 31, 2023 (Unaudited)

		Currency		USD Value at	Currency		USD Value at	Unrealized
Settlement	Counter-	to be		March 31,	to be		March 31,	Appreciation/
Date	party	Delivered		2023	Received		2023	(Depreciation)
4/14/23	U.S. Bank	4,416,850	EUR	$4,793,786	4,716,602	USD	$4,716,602	$(77,184)
4/14/23	U.S. Bank	3,606,000	SEK	347,709	338,646	USD	338,646	(9,063)
4/14/23	U.S. Bank	217,867	USD	217,867	202,000	EUR	219,239	1,372
				$5,359,362			$5,274,487	$(84,875)

EUR – Euro
SEK – Swedish Krona
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Face
	Amount†	Value
COMMERCIAL PAPER – 15.18%

Finance and Insurance – 1.50%
Fidelity National Information Services, Inc.
5.077%, 04/03/2023 (a)	278,000	$277,883
5.133%, 04/04/2023 (a)	702,000	701,605
		979,488

Information – 1.52%
Crown Castle, Inc.
5.638%, 04/13/2023 (a)	1,000,000	998,021

Manufacturing – 10.64%
Bayer Corp.
6.301%, 09/19/2023 (a)	1,000,000	972,007
EIDP, Inc.
5.752%, 04/18/2023 (a)	1,000,000	997,394
FMC Corp.
5.466%, 04/17/2023 (a)	1,000,000	997,406
General Motors Financial Co., Inc.
5.071%, 04/04/2023 (a)	1,000,000	999,402
International Flavors & Fragrances, Inc.
5.086%, 04/03/2023 (a)	1,000,000	999,577
Jabil, Inc.
5.451%, 04/06/2023 (a)	1,000,000	999,060
McCormick & Co., Inc.
5.233%, 04/25/2023 (a)	1,000,000	996,350
		6,961,196

Retail Trade – 1.52%
Walgreens Boots Alliance, Inc.
5.568%, 04/21/2023 (a)	1,000,000	996,882
TOTAL COMMERCIAL PAPER (Cost $9,936,365)		9,935,587

	Number of
	Shares
RIGHTS – 0.02%
Broad Capital Acquisition Corp. (b)	100,000	15,000
TOTAL RIGHTS (Cost $19,821)		15,000

SPECIAL PURPOSE ACQUISITION COMPANIES – 83.57%
Ahren Acquisition Corp. (b)(c)	4,449	46,314
Anthemis Digital Acquisitions I Corp. (b)(c)	10,780	112,705
AP Acquisition Corp. (b)(c)	18,052	190,449

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 83.57% (CONTINUED)
Apollo Strategic Growth Capital II (b)(c)	293,914	$3,012,619
ARYA Sciences Acquisition Corp. V (b)(c)	190,000	1,943,700
Aura FAT Projects Acquisition Corp. (b)(c)	863	9,087
Avalon Acquisition, Inc. (b)(c )	25,014	260,896
Banner Acquisition Corp. (b)(c )	46,913	480,389
Battery Future Acquisition Corp. (b)(c)	18,985	198,203
Berenson Acquisition Corp. Founder Shares (b)(d)(e)	922	2
BioPlus Acquisition Corp. (b)(c)	30,182	315,100
bleuacacia Ltd. (b)(c)	93,914	961,679
Brigade-M3 European Acquisition Corp. (b)(c)	72,096	720,960
Bullpen Parlay Acquisition Co. (b)(c)	34,126	355,252
Cactus Acquisition Corp. 1 Ltd. (b)(c)	1,155	12,052
Cartesian Growth Corp. II (b)(c)	150,920	1,583,151
Cartica Acquisition Corp. (b)(c)	43,178	455,096
Churchill Capital Corp. VII (b)	23,856	241,900
Consilium Acquisition Corp. I Ltd. (b)(c)	20,000	207,100
Crescera Capital Acquisition Corp. (b)(c)	114,092	1,192,261
DP Cap Acquisition Corp. I (b)(c)	14,092	147,261
Elliott Opportunity II Corp. (b)(c)	207,709	2,127,979
Enphys Acquisition Corp. (b)(c)	227,576	2,323,551
Enterprise 4.0 Technology Acquisition Corp. (b)(c)	17,965	187,734
EVe Mobility Acquisition Corp. (b)(c)	13,056	136,239
Financials Acquisition Corp. (b)(c)(f)	16,603	211,982
Finnovate Acquisition Corp. (b)(c)	16,866	176,250
Four Leaf Acquisition Corp. (b)	100,000	1,025,000
Generation Asia I Acquisition Ltd. (b)(c)	212,500	2,190,875
Global Technology Acquisition Corp. I (b)(c)	12,170	127,298
GoGreen Investments Corp. (b)(c)	2,925	30,859
GP Bullhound Acquisition I SE (b)(c)(g)	70,946	787,879
GSR II Meteora Acquisition Corp. (b)	37,163	382,779
HCM Acquisition Corp. (b)(c)	43,358	455,259
Healthcare AI Acquisition Corp. (b)(c)	50,000	522,500
Hiro Metaverse Acquisitions I SA (b)(c)(f)	42,576	543,597
Iconic Sports Acquisition Corp. (b)(c)	132,506	1,391,976
Infinite Acquisition Corp. (b)(c)	199,042	2,073,022
Innovative International Acquisition Corp. (b)(c)	8,966	95,129
Investcorp India Acquisition Corp. (b)(c)	111,000	1,166,610
Israel Acquisitions Corp. (b)(c)	252,799	2,586,134
Jaguar Global Growth Corp. I (b)(c)	206,926	2,149,961
M3-Brigade Acquisition III Corp. (b)	12,589	130,170
Mars Acquisition Corp. (b)(c)	293,595	2,979,989
MELI Kaszek Pioneer Corp. (b)(c)	59,714	610,576

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 83.57% (CONTINUED)
Oak Woods Acquisition Corp. (b)(c)	80,000	$816,000
Parabellum Acquisition Corp. Founder Shares (b)(e)	2,299	23
Patria Latin American Opportunity Acquisition Corp. (b)(c)	40,000	422,400
Pearl Holdings Acquisition Corp. (b)(c)	20,042	209,238
Pono Capital Three, Inc. (b)(c)	118,782	1,215,734
Portage Fintech Acquisition Corp. (b)(c)	276,240	2,825,935
PowerUp Acquisition Corp. (b)(c)	11,421	119,692
Project Energy Reimagined Acquisition Corp. (b)(c)	750	7,658
Pyrophyte Acquisition Corp. (b)(c)	10,370	108,937
RCF Acquisition Corp. (b)(c)	4,957	51,875
Revelstone Capital Acquisition Corp.
Founder Shares (b)(c)(d)(e)	6,000	833
Screaming Eagle Acquisition Corp. (b)(c)	293,794	2,982,009
SDCL EDGE Acquisition Corp. (b)(c)	31,901	327,623
Spree Acquisition Corp. 1 Ltd. (b)(c)	46,978	489,981
ST Energy Transition I Ltd. (b)(c)	9,895	103,056
Target Global Acquisition I Corp. (b)(c)	81,998	858,109
TMT Acquisition Corp. (b)(c)	121,800	1,242,360
TortoiseEcofin Acquisition Corp. III (b)(c)	100,000	1,022,000
Trailblazer Merger Corp. I (b)(c )	100,000	1,009,000
Trine II Acquisition Corp. (b)(c)	53,248	556,974
two (b)(c)	82,887	842,961
Waverley Capital Acquisition Corp. 1 (b)(c)	230,000	2,346,000
Worldwide Webb Acquisition Corp. (b)(c)	24,963	258,369
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $53,330,792)		54,676,291

WARRANTS – 0.05%
Brigade-M3 European Acquisition Corp. (b)(c)
Expiration: 01/17/2027, Exercise Price: $11.50	38,125	13,344
Financials Acquisition Corp. (b)(c)(f)
Expiration: 04/04/2027, Exercise Price: $11.50	8,777	325
GP Bullhound Acquisition I SE (b)(c)(g)
Expiration: 03/11/2027, Exercise Price: $11.50	37,500	10,167
Hambro Perks Acquisition Corp. (b)(c)(f)
Expiration: 01/07/2026, Exercise Price: $11.50	37,500	3,701
Hiro Metaverse Acquisitions I SA (b)(c)(f)
Expiration: 12/21/2026, Exercise Price: $11.50	22,500	4,302
TOTAL WARRANTS (Cost $33,917)		31,839

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

	Number of
	Shares	Value
MONEY MARKET FUNDS – 1.25%
First American Treasury Obligations
Fund – Class X, 4.722% (h)	818,782	$818,782
TOTAL MONEY MARKET FUNDS (Cost $818,782)		818,782
Total Investments (Cost $64,139,677) – 100.07%		65,477,499
Liabilities in Excess of Other Assets – (0.07)%		(48,646)
Total Net Assets – 100.00%		$65,428,853

Percentages are stated as a percent of net assets.
†	Face amount in U.S. Dollar unless otherwise indicated.
(a)	The rate shown is the effective yield.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Illiquid security.
(e)	Security valued using unobservable inputs.
(f)	Holding denominated in British Pounds.
(g)	Holding denominated in Euros.
(h)	Seven day yield as of March 31, 2023.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Forward Currency Exchange Contracts

March 31, 2023 (Unaudited)

		Currency		USD Value at	Currency		USD Value at	Unrealized
Settlement	Counter-	to be		March 31,	to be		March 31,	Appreciation/
Date	party	Delivered		2023	Received		2023	(Depreciation)
4/14/23	U.S. Bank	777,750	EUR	$844,124	833,773	USD	$833,733	$(10,391)
4/14/23	U.S. Bank	654,000	GBP	807,007	791,974	USD	791,974	(15,033)
				$1,651,131			$1,625,707	$(25,424)

EUR – Euro
GBP – British Pound
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	CrossingBridge	CrossingBridge
	Low Duration High	Responsible
	Yield Fund	Credit Fund
ASSETS
Investments, at value
(cost $562,679,286 and $23,257,857)	$543,389,639	$23,032,413
Cash	153,279	370,197
Cash held in foreign currency, at value
(cost $558,056 and $2,880)	555,721	2,881
Receivable for investment securities sold	8,538,488	1,671,213
Dividends and interest receivable	6,613,530	308,847
Receivable for Fund shares sold	1,137,258	3,384
Prepaid expenses and other assets	58,844	10,515
Receivable from Adviser	—	1,992
TOTAL ASSETS	560,446,759	25,401,442
LIABILITIES
Payable for investments purchased	13,889,388	1,869,793
Unrealized depreciation of forward
currency exchange contracts	936,635	57,228
Payable for Fund shares redeemed	479,876	—
Payable to Adviser	301,543	—
Shareholder servicing fees payable	168,956	5,063
Payable to affiliates	42,784	8,350
Accrued expenses and other liabilities	29,027	13,999
TOTAL LIABILITIES	15,848,209	1,954,433
NET ASSETS	$544,598,550	$23,447,009
Net assets consist of:
Paid-in capital	$569,897,253	$24,536,953
Total distributable earnings/(losses)	(25,298,703)	(1,089,944)
NET ASSETS	$544,598,550	$23,447,009

INSTITUTIONAL CLASS
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	56,065,984	2,477,231
Net asset value, offering, and
redemption price per share	$9.71	$9.47

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2023 (Unaudited)

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund	SPAC ETF
ASSETS
Investments, at value
(cost $89,869,203 and $64,139,677)	$89,290,363	$65,477,499
Cash	8,610	—
Cash held in foreign currency, at value
(cost $44,424 and $–)	44,242	—
Receivable for Fund shares sold	1,065,000	—
Receivable for investment securities sold	764,508	17,641
Dividends and interest receivable	616,319	—
Prepaid expenses and other assets	12,346	—
TOTAL ASSETS	91,801,388	65,495,140
LIABILITIES
Payable for investments purchased	1,192,451	—
Unrealized depreciation of forward
currency exchange contracts	84,875	25,424
Payable to Adviser	39,162	40,863
Payable for Fund shares redeemed	80,000	—
Shareholder servicing fees payable	27,003	—
Accrued expenses and other liabilities	15,437	—
Payable to affiliates	7,974	—
TOTAL LIABILITIES	1,446,902	66,287
NET ASSETS	$90,354,486	$65,428,853
Net assets consist of:
Paid-in capital	$91,002,457	$63,378,379
Total distributable earnings/(losses)	(647,971)	2,050,474
NET ASSETS	$90,354,486	$65,428,853

NAV
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		3,110,000
Net asset value, offering, and
redemption price per share		$21.04

INSTITUTIONAL CLASS
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	9,101,055
Net asset value, offering, and
redemption price per share	$9.93

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	CrossingBridge	CrossingBridge
	Low Duration High	Responsible
	Yield Fund	Credit Fund
INVESTMENT INCOME
Interest income	$19,784,653	$1,085,083
Dividend income	—	13,707
TOTAL INVESTMENT INCOME	19,784,653	1,098,790
EXPENSES
Management fees (Note 4)	1,613,042	73,397
Shareholder servicing fees – Institutional Class (Note 5)	248,161	11,292
Administration and accounting fees (Note 6)	144,120	34,691
Transfer agent fees and expenses (Note 6)	63,276	9,552
Custody fees (Note 6)	29,388	8,858
Legal fees	26,992	7,826
Federal and state registration fees	24,048	9,474
Audit and tax fees	14,652	11,102
Expense recoupment by Adviser (Note 4)	23,023	—
Reports to shareholders	18,952	1,542
Trustees’ fees	9,830	9,830
Chief Compliance Officer fees (Note 6)	6,556	6,556
Pricing fees (Note 6)	7,998	2,726
Other expenses	6,546	3,822
Insurance fees	3,914	2,184
TOTAL EXPENSES	2,240,498	192,852
Less waivers and reimbursement by Adviser (Note 4)	(845)	(91,318)
NET EXPENSES	2,239,653	101,534
NET INVESTMENT INCOME	17,545,000	997,256
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	521,052	(458,215)
Foreign currency exchange contracts	(3,296,269)	(306,942)
Foreign currency transactions	93,792	48,356
	(2,681,425)	(716,801)
Net change in unrealized appreciation (depreciation) on:
Investments	4,945,396	745,415
Foreign currency exchange contracts	(3,090,463)	(161,500)
Foreign currency translation	15,772	5,220
	1,870,705	589,135
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(810,720)	(127,666)
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$16,734,280	$869,590

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Operations (Continued)

For the Six Months Ended March 31, 2023 (Unaudited)

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund	SPAC ETF
INVESTMENT INCOME
Interest income	$2,138,042	$125,042
Dividend income	43,046	—
TOTAL INVESTMENT INCOME	2,181,088	125,042
EXPENSES
Management fees (Note 4)	256,475	257,394
Shareholder servicing fees – Institutional Class (Note 5)	39,458	—
Administration and accounting fees (Note 6)	37,435	—
Federal and state registration fees	11,654	—
Legal fees	11,036	—
Audit and tax fees	11,010	—
Transfer agent fees and expenses (Note 6)	11,008	—
Trustees’ fees	9,830	—
Custody fees (Note 6)	8,208	—
Chief Compliance Officer fees (Note 6)	6,556	—
Other expenses	4,094	—
Pricing fees (Note 6)	2,908	—
Insurance fees	2,274	—
Reports to shareholders	1,350	—
Interest expense (Note 11)	20	—
TOTAL EXPENSES	413,316	257,394
Less waivers and reimbursement by Adviser (Note 4)	(58,176)	—
NET EXPENSES	355,140	257,394
NET INVESTMENT INCOME (LOSS)	1,825,948	(132,352)
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	205,517	1,631,141
Foreign currency exchange contracts	(180,358)	(133,646)
Foreign currency transactions	38,644	16,552
	63,803	1,514,047
Net change in unrealized appreciation (depreciation) on:
Investments	234,711	865,971
Foreign currency exchange contracts	(157,498)	(85,030)
Foreign currency transactions	1,249	—
	78,462	780,941

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	142,265	2,294,988
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$497,405	$2,162,636

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statements of Changes in Net Assets

	For the Six
	Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
FROM OPERATIONS
Net investment income	$17,545,000	$16,358,443
Net realized gain (loss) on:
Investments	521,052	(4,506,665)
Forward currency exchange contracts	(3,296,269)	7,120,130
Foreign currency transactions	93,792	(95,309)
Net change in unrealized
appreciation (depreciation) on:
Investments	4,945,396	(24,276,638)
Forward currency exchange contracts	(3,090,463)	1,695,109
Foreign currency translation	15,772	(15,252)
Net increase (decrease) in
net assets from operations	16,734,280	(3,720,182)

FROM DISTRIBUTIONS
Distributions to shareholders	(22,833,380)	(22,048,408)
Net decrease in net assets
resulting from distributions paid	(22,833,380)	(22,048,408)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	183,972,706	491,767,133
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	17,914,293	16,583,903
Payments for shares redeemed –
Institutional Class	(196,082,343)	(264,173,086)
Net increase in net assets
from capital share transactions	5,804,656	244,177,950
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(294,444)	218,409,360

NET ASSETS:
Beginning of Period/Year	544,892,994	326,483,634
End of Period/Year	$544,598,550	$544,892,994

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Statements of Changes in Net Assets (Continued)

	For the Six
	Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
FROM OPERATIONS
Net investment income	$997,256	$647,816
Net realized gain (loss) on:
Investments	(458,215)	36,007
Forward currency exchange contracts	(306,942)	284,549
Foreign currency transactions	48,356	3,442
Net change in unrealized
appreciation (depreciation) on:
Investments	745,415	(978,706)
Forward currency exchange contracts	(161,500)	59,536
Foreign currency translation	5,220	(654)
Net increase in net assets from operations	869,590	51,990

FROM DISTRIBUTIONS
Distributions to shareholders	(1,325,284)	(736,927)
Net decrease in net assets
resulting from distributions paid	(1,325,284)	(736,927)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	4,259,244	8,248,399
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	1,070,914	699,429
Payments for shares redeemed –
Institutional Class	(2,589,945)	(3,989,824)
Net increase in net assets
from capital share transactions	2,740,213	4,958,004
TOTAL INCREASE IN NET ASSETS	2,284,519	4,273,067

NET ASSETS:
Beginning of Period/Year	21,162,490	16,889,423
End of Period/Year	$23,447,009	$21,162,490

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Statements of Changes in Net Assets (Continued)

	For the Six
	Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
FROM OPERATIONS
Net investment income	$1,825,948	$943,281
Net realized gain (loss) on:
Investments	205,517	197,246
Forward currency exchange contracts	(180,358)	304,365
Foreign currency transactions	38,644	(12,845)
Net change in unrealized
appreciation (depreciation) on:
Investments	234,711	(841,576)
Forward currency exchange contracts	(157,498)	72,623
Foreign currency transactions	1,249	—
Net increase in net assets from operations	1,968,213	663,094

FROM DISTRIBUTIONS
Distributions to shareholders	(2,355,121)	(955,104)
Net decrease in net assets
resulting from distributions paid	(2,355,121)	(955,104)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	34,731,020	45,183,829
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	192,861	58,106
Payments for shares redeemed –
Institutional Class	(12,515,487)	(13,677,662)
Net increase in net assets
from capital share transactions	22,408,394	31,564,273
TOTAL INCREASE IN NET ASSETS	22,021,486	31,272,263

NET ASSETS:
Beginning of Period/Year	68,333,000	37,060,737
End of Period/Year	$90,354,486	$68,333,000

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Statements of Changes in Net Assets (Continued)

	For the Six
	Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
FROM OPERATIONS
Net investment loss	$(132,352)	$(357,283)
Net realized gain (loss) on:
Investments	1,631,141	306,167
Forward currency exchange contracts	(133,646)	151,988
Foreign currency transactions	16,552	(3,669)
Net change in unrealized
appreciation (depreciation) on:
Investments	865,971	473,644
Forward currency exchange contracts	(85,030)	59,606
Net increase in net assets from operations	2,162,636	630,453

FROM DISTRIBUTIONS
Distributions to shareholders	(636,389)	(62,424)
Net decrease in net assets
resulting from distributions paid	(636,389)	(62,424)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares	5,806,394	66,766,005
Payments for shares redeemed	(5,215,319)	(9,824,286)
Net increase in net assets
from capital share transactions	591,075	56,941,719
TOTAL INCREASE IN NET ASSETS	2,117,322	57,509,748

NET ASSETS:
Beginning of Period/Year	63,311,531	5,801,783
End of Period/Year	$65,428,853	$63,311,531

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights

Institutional Class

	For the Six
	Months Ended
	March 31, 2023
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.84

Income from investment operations:
Net investment income(2)	0.35
Net realized and unrealized gain (loss) on investments(3)	(0.01)
Total from investment operations	0.34

Less distributions paid:
From net investment income	(0.36)
From net realized gains	(0.11)
Total distributions paid	(0.47)

Net Asset Value, End of Period/Year	$9.71
Total Return(5)	3.55%

Supplemental Data and Ratios:
Net assets, end of period/year (000’s)	$544,599

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)	0.90	%(7)
After waivers and reimbursement of expenses(6)	0.90	%(7)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(6)	7.07%
After waivers and reimbursements of expenses(6)	7.07%
Portfolio turnover rate(10)	66.79%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(4)	Less than $0.005 per share.
(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(6)	Annualized for periods of less than one year.
(7)	This ratio includes previous expense reimbursements recouped by the Adviser. If the recoupment was excluded, this ratio would be 0.89%.
(8)	This ratio includes previous expense reimbursements recouped by the Adviser. If the recoupment was excluded, this ratio would be 0.85%.
(9)	This ratio includes previous expense reimbursements recouped by the Adviser. If the recoupment was excluded, this ratio would be unchanged.
(10)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights (Continued)

Per Share Data for a Share Outstanding Throughout Each Period/Year

							Period from
							February 1, 2018(1)
Year Ended September 30,							through
2022		2021		2020	2019		September 30, 2018
$10.36		$9.86		$10.04	$10.06		$10.00

0.33		0.34		0.35	0.29		0.17
(0.36)		0.54		(0.18)	(0.02)		0.02
(0.03)		0.88		0.17	0.27		0.19

(0.33)		(0.38)		(0.35)	(0.29)		(0.13)
(0.16)		—		—	(0.00	)(4)	—
(0.49)		(0.38)		(0.35)	(0.29)		(0.13)

$9.84		$10.36		$9.86	$10.04		$10.06
-0.39%		9.13%		1.80%	2.71%		1.95%

$544,893		$326,484		$144,124	$129,019		$45,827

0.88	%(8)	0.91	%(9)	0.96%	1.08%		1.90%
0.88	%(8)	0.88	%(9)	0.90%	0.96%		1.00%

3.30%		3.34%		3.35%	2.83%		1.64%
3.30%		3.37%		3.41%	2.95%		2.54%
136.70%		169.73%		224.86%	198.63%		76.70%

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period/Year
Institutional Class
			Period from
	For the Six		June 30, 2021(1)
	Months Ended	Year Ended	through
	March 31, 2023	September 30,	September 30,
	(Unaudited)	2022	2021
Net Asset Value,
Beginning of Period/Year	$9.65	$10.01	$10.00

Income from investment operations:
Net investment income(2)	0.43	0.38	0.06
Net realized and unrealized
loss on investments(3)	(0.05)	(0.33)	(0.01)
Total from investment operations	0.38	0.05	0.05

Less distributions paid:
From net investment income	(0.42)	(0.39)	(0.04)
From net realized gains	(0.14)	(0.02)	—
Total distributions paid	(0.56)	(0.41)	(0.04)

Net Asset Value, End of Period/Year	$9.47	$9.65	$10.01
Total return(4)	3.95%	0.45%	0.57%

Supplemental Data and Ratios:
Net assets, end of period/year (000’s)	$23,447	$21,162	$16,889

Ratio of expenses to average net assets:
Before waivers and
reimbursements of expenses(5)	1.71%	1.97%	2.77%
After waivers and
reimbursement of expenses(5)	0.90%	0.89%	0.91	%(6)
Ratio of net investment income (loss)
to average net assets:
Before waivers and
reimbursements of expenses(5)	8.02%	2.75%	0.50%
After waivers and
reimbursements of expenses(5)	8.83%	3.83%	2.36%
Portfolio turnover rate(7)	63.71%	173.58%	39.47%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized loss per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(5)	Annualized for periods less than one year.
(6)	The ratio of expenses to average net assets after waivers and reimbursement of expenses includes bank loan service charges. Excluding these charges, the ratio was 0.90%.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period/Year
Institutional Class

			Period from
	For the Six		June 30, 2021(1)
	Months Ended	Year Ended	through
	March 31, 2023	September 30,	September 30,
	(Unaudited)	2022	2021
Net Asset Value,
Beginning of Period/Year	$9.97	$10.01	$10.00

Income from investment operations:
Net investment income (loss)(2)	0.23	0.16	(0.01)
Net realized and unrealized
gain (loss) on investments(3)	0.02	(0.05)	0.02
Total from investment operations	0.25	0.11	0.01

Less distributions paid:
From net investment income	(0.23)	(0.14)	—
From net realized gains	(0.06)	(0.01)	—
Total distributions paid	(0.29)	(0.15)	—

Net Asset Value, End of Period/Year	$9.93	$9.97	$10.01
Total return(4)	2.53%	1.12%	0.07%

Supplemental Data and Ratios:
Net assets, end of period/year (000’s)	$90,354	$68,333	$37,061

Ratio of expenses to average net assets:
Before waivers and
reimbursements of expenses(5)	1.05%	1.13%	2.68%
After waivers and
reimbursement of expenses(5)	0.90%	0.89%	0.90%
Ratio of net investment income (loss)
to average net assets:
Before waivers and
reimbursements of expenses(5)	4.48%	1.40%	(2.06%)
After waivers and
reimbursements of expenses(5)	4.63%	1.64%	(0.28%)
Portfolio turnover rate(6)	115.56%	155.17%	41.74%

(1)	Commencement of investment operations.
(2)	Per share net investment income (loss) was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(5)	Annualized for periods less than one year.
(6)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period/Year
NAV

			Period from
			September 20,
	For the Six		2021(1)
	Months Ended	Year Ended	through
	March 31, 2023	September 30,	September 30,
	(Unaudited)	2022	2021
Net Asset Value,
Beginning of Period/Year	$20.56	$20.01	$20.00

Income from investment operations:
Net investment loss(2)	(0.04)	(0.16)	(0.00	)(3)
Net realized and unrealized
gain on investments(4)	0.52	0.73	0.01
Total from investment operations	0.48	0.57	0.01

Less distributions paid:
From net investment income	—	(0.02)	—
From net realized gains	—	—	—
Total distributions paid	—	(0.02)	—

Net Asset Value, End of Period/Year	$21.04	$20.56	$20.01
Total return(5)	3.41%	2.85%	0.03%

Supplemental Data and Ratios:
Net assets, end of period/year (000’s)	$65,429	$63,312	$5,802

Ratio of expenses to
average net assets(6)	0.80%	0.81%	0.80%
Ratio of net investment loss to
average net assets(6)	(0.41%)	(0.77%)	(0.80%)
Portfolio turnover rate(7)(8)	76.40%	172.39%	4.29%

(1)	Commencement of investment operations.
(2)	Per share net investment loss was calculated using average shares outstanding method.
(3)	Amount between $(0.005) and $0.00 per share.
(4)
Net realized and unrealized gain per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized. Total return presented is total return of Net Asset Value. Total return of the Market Value is 3.40%

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(8)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements
March 31, 2023 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the “Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.

The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration.

The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. As of March 31, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.

The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital.  The ETF commenced investment operations on September 20, 2021.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are  investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by a Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies (“SPACs”), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAVs of  such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of March 31, 2023:

CrossingBridge Low Duration High Yield Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$—	$17,083,345	$—	$17,083,345
Bank Loans	—	68,766,692	—	68,766,692
Commercial Paper	—	107,614,701	—	107,614,701
Common Stocks	—	76,450	77,587	154,037
Convertible Bonds	—	13,153,271	13,090,325	26,243,596
Corporate Bonds	—	290,190,094	—	290,190,094
Special Purpose
Acquisition Companies	5,369,222	—	3,489	5,372,711
Warrants	81,826	—	8,754	90,580
Money Market Funds	27,873,883	—	—	27,873,883
Total Assets	$33,324,931	$496,884,553	$13,180,155	$543,389,639
Other Financial Instruments(2)
Forward Currency
Exchange Contracts	$—	$(936,635)	$—	$(936,635)
Total Other
Financial Instruments	$—	$(936,635)	$—	$(936,635)

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

CrossingBridge Responsible Credit Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$—	$1,427,049	$—	$1,427,049
Bank Loans	—	4,539,805	—	4,539,805
Commercial Paper	—	278,199	—	278,199
Common Stocks	—	137,486	—	137,486
Corporate Bonds	—	13,703,266	—	13,703,266
Preferred Stocks	118,077	—	—	118,077
Real Estate Investment Trusts	622,586	—	—	622,586
Special Purpose
Acquisition Companies	—	—	165	165
Money Market Funds	2,205,780	—	—	2,205,780
Total Assets	$2,946,443	$20,085,805	$165	$23,032,413
Other Financial Instruments(2)
Forward Currency
Exchange Contracts	$—	$(57,228)	$—	$(57,228)
Total Other
Financial Instruments	$—	$(57,228)	$—	$(57,228)

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

CrossingBridge Ultra-Short Duration Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$—	$6,785,333	$—	$6,785,333
Bank Loans	—	2,295,934	—	2,295,934
Commercial Paper	—	20,925,264	—	20,925,264
Convertible Bonds	—	—	985,545	985,545
Corporate Bonds	—	51,652,430	—	51,652,430
Preferred Stocks	5,194,123	—	—	5,194,123
Special Purpose
Acquisition Companies	—	—	6	6
Warrants	194	—	—	194
Money Market Funds	1,451,534	—	—	1,451,534
Total Assets	$6,645,851	$81,658,961	$985,551	$89,290,363
Other Financial Instruments(2)
Forward Currency
Exchange Contracts	$—	$(84,875)	$—	$(84,875)
Total Other
Financial Instruments	$—	$(84,875)	$—	$(84,875)

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

CrossingBridge Pre-Merger SPAC ETF
	Level 1	Level 2	Level 3	Total
Assets(1):
Commercial Paper	$—	$9,935,587	$—	$9,935,587
Rights	—	15,000	—	15,000
Special Purpose
Acquisition Companies	50,680,276	3,995,157	858	54,676,291
Warrants	31,839	—	—	31,839
Money Market Funds	818,782	—	—	818,782
Total Assets	$51,530,897	$13,945,744	$858	$65,477,499
Other Financial Instruments(2)
Forward Currency
Exchange Contracts	$—	$(25,424)	$—	$(25,424)
Total Other
Financial Instruments	$—	$(25,424)	$—	$(25,424)

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Yield Fund
			Special Purpose
	Common	Convertible	Acquisition
	Stocks	Bonds	Companies	Warrants
Beginning Balance –
October 1, 2022	$—	$10,461,850	$3,605	$—
Purchases	—	6,533,600	—	—
Sales	—	—	—	—
Realized gains	—	—	—	—
Realized losses	—	—	—	—
Change in unrealized
appreciation
(depreciation)	77,587	(181,125)	(116)	8,754
Transfer in/(out)
of Level 3	—	(3,724,000)	—	—
Ending Balance –
March 31, 2023	$77,587	$13,090,325	$3,489	$8,754

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2023, includes the following:

	Convertible	Special Purpose
Common Stocks	Bonds	Acquisition Companies	Warrants
$77,587	$(181,125)	$(116)	$8,754

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

CrossingBridge Responsible Credit Fund

		Special Purpose
	Bank Loans	Acquisition Companies
Beginning Balance – October 1, 2022	$1,480,934	$147
Purchases	—	—
Sales	(1,480,934)	—
Realized gains	—	—
Realized losses	—	—
Change in unrealized appreciation (depreciation)	—	18
Transfer in/(out) of Level 3	—	—
Ending Balance – March 31, 2023	$—	$165

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2023, includes the following:

Special Purpose
Acquisition Companies
$18

CrossingBridge Ultra-Short Duration Fund

	Asset Backed	Convertible	Special Purpose
	Securities	Bonds	Acquisition Companies
Beginning Balance – October 1, 2022	$1,990,626	$1,012,770	$93
Purchases	—	—	—
Sales	(2,000,000)	—	—
Realized gains	9,103	—	—
Realized losses	—	—	—
Change in unrealized
appreciation (depreciation)	271	(27,225)	(87)
Transfer in/(out) of Level 3	—	—	—
Ending Balance – March 31, 2023	$—	$985,545	$6

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2023, includes the following:

Convertible	Special Purpose
Bonds	Acquisition Companies
$(27,225)	$(87)

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

CrossingBridge Pre-Merger SPAC ETF

Special Purpose
Acquisition Companies
Beginning Balance – October 1, 2022	$731
Purchases	—
Sales	(23)
Realized gains	—
Realized losses	—
Change in unrealized appreciation (depreciation)	150
Transfer in/(out) of Level 3	—
Ending Balance – March 31, 2023	$858

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2023, includes the following:

Special Purpose
Acquisition Companies
$150

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023:

CrossingBridge Low Duration High Yield Fund

	Fair Value			Range of
	March 31,	Valuation	Unobservable	Unobservable
Description	2023	Methodologies	Input	Input
Common Stock	$77,587	Market	Market	$3 – $5
		comparable	discount
Convertible Bonds	$6,556,725	Liquidation	Market	$91 – $93
		analysis	discount
Convertible Bonds	$6,533,600	Liquidation	Market	$88
		analysis	discount
Special Purpose	$3,489	Market	Market	$0 – $1
Acquisition Companies*		comparable	discount
Warrants	$8,754	Market	Market	$0 – $1
		comparable	discount

CrossingBridge Responsible Credit Fund
	Fair Value			Range of
	March 31,	Valuation	Unobservable	Unobservable
Description	2023	Methodologies	Input	Input
Special Purpose	$165	Market	Market	$0 – $1
Acquisition Companies*		comparable	discount

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

CrossingBridge Ultra-Short Duration Fund
	Fair Value			Range of
	March 31,	Valuation	Unobservable	Unobservable
Description	2023	Methodologies	Input	Input
Convertible Bonds	$985,545	Liquidation	Market	$91 – $93
		analysis	discount
Special Purpose	$6	Market	Market	$0 – $1
Acquisition Companies*		comparable	discount

CrossingBridge Pre-Merger SPAC ETF
	Fair Value			Range of
	March 31,	Valuation	Unobservable	Unobservable
Description	2023	Methodologies	Input	Input
Special Purpose	$858	Market	Market	$0 – $1
Acquisition Companies*		comparable	discount

* These represent the SPAC Founder Shares held in each Fund’s portfolio.

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied.  Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Inputs
Convertible Securities	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to: discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition	Upon separation, value based on public warrant pricing. Prior to
Companies (SPACs);	separation, valued at $0
SPAC founders shares

Common Stock	The firm applies a 25% discount to current market price for
(Legended shares)	common stock with a legend attached to it.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended March 31, 2023, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2023, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(d) Distributions to Shareholders

In general, the Mutual Funds will distribute any net investment income monthly and any net realized capital gains at least annually. The ETF will distribute any net investment income annually and any net realized capital gains at least annually. The Funds may make additional distributions if deemed to be desirable during the year. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of a Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are currently expensed up to 0.10% of average daily net assets of each Mutual Fund’s Institutional Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the Mutual Funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Withholding taxes on foreign interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i) Loan Participation

When purchasing participation interests in a loan, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

(j) Derivatives

The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ investment objectives and limitations. The use of derivatives may involve additional investment risks, including counterparty credit risk, i.e., the risk that a Fund may experience delay in obtaining financial recovery in the event a counterparty experiences financial difficulty. To mitigate this risk, the Adviser will seek to effect derivative transactions with only counterparties that they believe are creditworthy.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the six months ended March 31, 2023, the monthly average quantity and notional value of derivatives are described below:

CrossingBridge Low Duration High Yield Fund
	Monthly Average	Monthly Average
	Contracts	Notional Value
Forward Currency Exchange Contracts	5	$56,526,551
Warrants	517,278	88,429

CrossingBridge Responsible Credit Fund
	Monthly Average	Monthly Average
	Contracts	Notional Value
Forward Currency Exchange Contracts	3	$4,130,228

CrossingBridge Ultra-Short Duration Fund
	Monthly Average	Monthly Average
	Contracts	Notional Value
Forward Currency Exchange Contracts	1	$2,615,315
Warrants	94,353	1,401

CrossingBridge Pre-Merger SPAC ETF
	Monthly Average	Monthly Average
	Contracts	Notional Value
Forward Currency Exchange Contracts	2	$1,553,047
Warrants	152,432	35,073

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

Statement of Assets and Liabilities

Fair value of derivative instruments as of March 31, 2023 are described below:

CrossingBridge Low Duration High Yield Fund
Asset Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Warrants	Investments, at value	90,580

Liability Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation	$936,635
of forward currency
exchange contracts
CrossingBridge Responsible Credit Fund
Liability Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation	$ 57,228
of forward currency
exchange contracts
CrossingBridge Ultra-Short Duration Fund
Asset Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Warrants	Investments, at value	194

Liability Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation	$ 84,875
of forward currency
exchange contracts
CrossingBridge Pre-Merger SPAC ETF
Asset Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Warrants	Investments, at value	31,862

Liability Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation	$ 25,424
of forward currency
exchange contracts

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2023 are described below:

CrossingBridge Low Duration High Yield Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(3,296,269)
Warrants	(1,446)

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(3,090,463)
Warrants	31,254

CrossingBridge Responsible Credit Fund

Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(306,942)

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(161,500)

CrossingBridge Ultra-Short Duration Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(180,358)
Warrants	3,028

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(157,498)
Warrants	(3,673)

CrossingBridge Pre-Merger SPAC ETF

Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(133,646)
Warrants	(9,453)

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(85,030)
Warrants	12,881

(k) LIBOR

The London Interbank Offered Rate (“LIBOR”) is an interest rate average calculated from estimates submitted by the leading banks in London. Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones to

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

be phased out on June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds and the financial markets generally. The Secured Overnight Funding Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference rates in their respective markets. The transition from LIBOR could have a significant impact on the financial markets, including increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments. The transition to an alternative interest rate may not be orderly, may occur over various time periods or may have unintended consequences.

(3)	Federal Tax Matters

The tax character of distributions paid during the fiscal years or periods ended March 31, 2023 and September 30, 2022 were as follows:

CrossingBridge Low Duration High Yield Fund
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
Ordinary Income	$18,067,998	$22,048,408
Long Term Capital Gain	4,765,382	—

CrossingBridge Responsible Credit Fund
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
Ordinary Income	$1,140,875	$715,402
Long Term Capital Gain	184,409	21,525

CrossingBridge Ultra-Short Duration Fund
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
Ordinary Income	$2,131,605	$955,104
Long Term Capital Gain	223,516	—

CrossingBridge Pre-Merger SPAC ETF
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
Ordinary Income	$636,389	$62,424
Long Term Capital Gain	—	—

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2022.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

As of September 30, 2022, the components of accumulated earnings on a tax basis were as follows:

	CrossingBridge	CrossingBridge
	Low Duration	Responsible
	High Yield Fund	Credit Fund
Cost basis of investments for
federal income tax purposes	$587,395,528	$22,942,363
Gross tax unrealized appreciation	1,090,181	172,302
Gross tax unrealized depreciation	(25,754,945)	(1,159,188)
Total net tax unrealized appreciation
(depreciation) on investments	$(24,664,764)	$(986,886)
Undistributed ordinary income	700,076	168,245
Undistributed long-term capital gain	4,765,085	184,392
Total distributable earnings	$5,465,161	$352,637
Other accumulated earnings (losses)	—	(1)
Total accumulated earnings (losses)	$(19,199,603)	$(634,250)

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund	SPAC ETF
Cost basis of investments for
federal income tax purposes	$71,719,525	$63,365,174
Gross tax unrealized appreciation	30,905	778,805
Gross tax unrealized depreciation	(853,638)	(758,159)
Total net tax unrealized appreciation
(depreciation) on investments	$(822,733)	$20,646
Undistributed ordinary income	338,164	503,581
Undistributed long-term capital gain	223,506	—
Total distributable earnings	$561,670	$503,581
Other accumulated earnings (losses)	—	—
Total accumulated earnings (losses)	$(261,063)	$524,227

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments and tax treatment of Passive Foreign Investment Companies.

At September 30, 2022, the Funds had no capital loss carryovers to be carried forward to offset future realized capital gains.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2022, the CrossingBridge Pre-Merger SPAC ETF made a reclassification on the Statement of Asset and Liabilities to increase Paid-in Capital by $41,793 and decrease Total Distributable Earnings by $41,793 due to permanent tax differences. No reclassifications were made for any other Fund for permanent tax differences.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

(4)	Investment Adviser

The Trust has an investment advisory agreement with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of this agreement, the Trust, on behalf of the Mutual Funds, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of each Mutual Fund’s respective average daily net assets.

In addition, pursuant to a separate investment advisory agreement between the Trust, on behalf of the ETF, and the Adviser, the Adviser is responsible for managing the ETF in accordance with its investment objective.  For the services it provides the ETF, the ETF pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the ETF’s average daily net assets.  Under this agreement, the Adviser has agreed to pay all expenses of the ETF except interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser.

With respect to the Mutual Funds, the Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses at least through January 31, 2024 to the extent necessary to ensure that a Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by a Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) (the “Expense Limitation Cap”) does not exceed 0.80% of each Mutual Fund’s respective average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursement will not cause a Mutual Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment. During the six months ended March 31, 2023, the Adviser recouped $23,023 of previously waived management fees or reimbursed expenses in the CrossingBridge Low Duration High Yield Fund. The following table shows the remaining waived management fees and reimbursed expenses for the Mutual Funds subject to potential recovery expiring:

	Expiring:
	9/30/24	9/30/25	3/31/26
CrossingBridge Low Duration High Yield Fund	$67,909	$1,776	$845
CrossingBridge Responsible Credit Fund	58,237	182,884	91,318
CrossingBridge Ultra-Short Duration Fund	58,690	138,941	58,176

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

(5)	Distribution and Shareholder Servicing Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the CrossingBridge Low Duration High Yield Fund, which authorizes the Fund to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of the Fund’s Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares. The Fund incurred no fees pursuant to the 12b-1 Plan during the six months ended March 31, 2023 as the Investor Class was not operational during the period.

The Mutual Funds have adopted a Shareholder Servicing Plan to pay for shareholder support services from the applicable Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% of the applicable Fund’s average daily net assets. Currently, the shareholder servicing fee authorized for each Mutual Fund is up to 0.10%; however, the fee may be increased up to 0.15% of a Fund’s daily net assets, at any time. Each Mutual Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred for Institutional Class shares for the Mutual Funds pursuant to the Shareholder Servicing Plan during the six months ended March 31, 2023, as well as the fees owed as of March 31, 2023.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$248,161	$168,956
CrossingBridge Responsible Credit Fund	11,292	5,063
CrossingBridge Ultra-Short Duration Fund	39,458	27,003

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds and provides pricing services to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the six months ended March 31, 2023, and owed as of March 31, 2023, are as follows:

Fund Administration, Accounting and Pricing	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$152,118	$26,872
CrossingBridge Responsible Credit Fund	37,417	3,120
CrossingBridge Ultra-Short Duration Fund	40,343	3,555

Transfer Agency	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$63,276	$2,861
CrossingBridge Responsible Credit Fund	9,552	799
CrossingBridge Ultra-Short Duration Fund	11,008	70

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

Custody	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$29,388	$11,985
CrossingBridge Responsible Credit Fund	8,858	3,365
CrossingBridge Ultra-Short Duration Fund	8,208	3,283

Under the terms of a Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency and Custody fees for the ETF.

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. The Mutual Funds’ allocation of the Trust’s Chief Compliance Officer fees incurred for the six months ended March 31, 2023, and owed as of March 31, 2023, is as follows:

	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$6,556	$1,066
CrossingBridge Responsible Credit Fund	6,556	1,066
CrossingBridge Ultra-Short Duration Fund	6,556	1,066

Under the terms of a Fund Servicing Agreement, the Adviser pays the Chief Compliance Officer fees for the ETF.

The CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund also have a line of credit with U.S. Bank (See Note 11).

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

CrossingBridge Low Duration High Yield Fund

	Six Months ended	Year ended
	March 31, 2023	September 30, 2022
Shares sold	18,714,822	48,487,891
Shares reinvested	1,832,047	1,647,659
Shares redeemed	(19,862,004)	(26,255,920)
Net increase	684,865	23,879,630

CrossingBridge Responsible Credit Fund
	Six Months ended	Year ended
	March 31, 2023	September 30, 2022
Shares sold	439,545	839,077
Shares reinvested	112,247	71,289
Shares redeemed	(268,643)	(403,090)
Net increase	283,149	507,276

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

CrossingBridge Ultra-Short Duration Fund
	Six Months ended	Year ended
	March 31, 2023	September 30, 2022
Shares sold	3,479,787	4,515,784
Shares reinvested	19,398	5,815
Shares redeemed	(1,254,797)	(1,368,395)
Net increase	2,244,388	3,153,204

CrossingBridge Pre-Merger SPAC ETF
	Six Months ended	Year ended
	March 31, 2023	September 30, 2022
Shares sold	280,000	3,270,000
Shares reinvested	—	—
Shares redeemed	(250,000)	(480,000)
Net increase	30,000	2,790,000

(8)	Creation and Redemption Transactions

Shares of the CrossingBridge Pre-Merger SPAC ETF are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”). The ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the ETF’s total assets minus the ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Only “Authorized Participants” may purchase or redeem shares directly from the ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the ETF is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, nonstandard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of ETF shareholders.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the ETF will be issued to such authorized participant notwithstanding the fact that the ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ETF for losses, if any.

(9)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended March 31, 2023 are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Yield Fund	$265,515,177	$245,334,561
CrossingBridge Responsible Credit Fund	15,769,415	11,824,532
CrossingBridge Ultra-Short Duration Fund	49,394,527	43,460,715
CrossingBridge Pre-Merger SPAC ETF	45,097,193	53,061,423

The above purchases and sales exclude any in-kind transactions associated with creations and redemptions.  During the six months ended March 31, 2023, the CrossingBridge Pre-Merger SPAC had $41,175 of creations in-kind and $1,857,549 of redemptions in-kind.

There were no purchases or sales of U.S. government securities in the Funds.

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At March 31, 2023, Charles Schwab & Co., Inc. held 45.89% of the CrossingBridge Low Duration High Yield Fund, 62.92% of the CrossingBridge Responsible Credit Fund and 30.16% of the CrossingBridge Pre-Merger SPAC ETF, respectively. National Financial Services LLC held 26.33% of the CrossingBridge Low Duration High Yield Fund and 94.53% of the CrossingBridge Ultra-Short Duration Fund at March 31, 2023 and TD Ameritrade, Inc. held 35.97% of the CrossingBridge Pre-Merger SPAC ETF at March 31, 2023.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2023 (Unaudited)

(11)	Line of Credit

The CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund (“Borrowing Funds”) and U.S. Bank, N.A. have entered into an umbrella line of credit agreement in the amount of up to $60,000,000, which matures on August 5, 2023. The line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Borrowing Funds. Interest on amounts borrowed under the line of credit will be accrued at the prime rate.

During the six months ended March 31, 2023, the CrossingBridge Low Duration High Yield Fund and CrossingBridge Responsible Credit Fund did not utilize the line of credit.  On March 14, 2023, the CrossingBridge Ultra-Short Duration Fund borrowed $95,000 on the line of credit.  Interest was accrued at the prime rate of 7.75%, which amounted to $20 of interest expense as reported on the Statement of Operations.

(12)	Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On April 27, 2023, the CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund declared and paid an income distribution of $3,243,341, $169,015 and $383,537, respectively, to their Institutional Class shareholders of record on April 26, 2023.

On May 30, 2023, the CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund declared and paid income distributions to their respective Institutional Class shareholders of record on May 26, 2023.  These amounts were yet to be determined as of the release date of this report.

(13)	Recent Market Events

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Funds.

CROSSINGBRIDGE FUNDS
Additional Information
(Unaudited)

Tax Information
For the fiscal year ended September 30, 2022, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

CrossingBridge Low Duration High Yield Fund	25.23%
CrossingBridge Responsible Credit Fund	2.56%
CrossingBridge Ultra-Short Duration Fund	4.73%
CrossingBridge Pre-Merger SPAC ETF	0.00%

For the fiscal year or period ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

CrossingBridge Low Duration High Yield Fund	0.51%
CrossingBridge Responsible Credit Fund	0.00%
CrossingBridge Ultra-Short Duration Fund	2.76%
CrossingBridge Pre-Merger SPAC ETF	0.73%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 were as follows:

CrossingBridge Low Duration High Yield Fund	0.51%
CrossingBridge Responsible Credit Fund	0.00%
CrossingBridge Ultra-Short Duration Fund	2.76%
CrossingBridge Pre-Merger SPAC ETF	0.73%

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-898-2780.

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Independent Trustees

Michael D.	Trustee	Indefinite	22	Professor	Independent
Akers, Ph.D.		Term; Since		Emeritus,	Trustee, USA
615 E. Michigan St.		August 22,		Department of	MUTUALS
Milwaukee, WI 53202		2001		Accounting	(an open-end
Year of Birth: 1955				(June 2019–	investment
				Present),	company)
				Professor,	(2001–2021).
Department of
Accounting
(2004–2019),
Marquette
University.

Gary A. Drska	Trustee	Indefinite	22	Retired;	Independent
615 E. Michigan St.		Term; Since		Former Pilot,	Trustee, USA
Milwaukee, WI 53202		August 22,		Frontier/Midwest	MUTUALS
Year of Birth: 1956		2001		Airlines, Inc.	(an open-end
				(airline company)	investment
				(1986–2021).	company)
(2001–2021).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Vincent P. Lyles	Trustee	Indefinite	22	Executive	Independent
615 E. Michigan St.		Term; Since		Director,	Director, BMO
Milwaukee, WI 53202		April 6,		Milwaukee	Funds, Inc.
Year of Birth: 1961		2022		Succeeds	(an open-end
				(education	investment
				advocacy	company)
				organization)	(2017–2022).
(2023-present);
System Vice
President of
Community
Relations,
Advocate
Aurora Health
Care (health
care provider)
(2019–2022);
President and
Chief Executive
Officer, Boys &
Girls Club of
Greater
Milwaukee
(2012–2018).

Erik K. Olstein	Trustee	Indefinite	22	Retired;	Trustee, The
615 E. Michigan St.		Term; Since		President and	Olstein Funds
Milwaukee, WI 53202		April 6,		Chief Operating	(an open-end
Year of Birth: 1967		2022		Officer (2000–	investment
				2020), Vice	company)
				President of	(1995–2018).
Sales and Chief
Operating Officer
(1995–2000),
Olstein Capital
Management,
L.P. (asset
management
firm); Secretary
and Assistant
Treasurer, The
Olstein Funds
(1995–2018).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Lisa Zúñiga Ramírez	Trustee	Indefinite	22	Retired;	N/A
615 E. Michigan St.		Term; Since		Principal and
Milwaukee, WI 53202		April 6,		Senior Portfolio
Year of Birth: 1969		2022		Manager, Segall,
				Bryant & Hamill,
				LLC (asset
				management
				firm) (2018–
				2020); Partner
				and Senior
				Portfolio
				Manager, Denver
				Investments
				LLC (asset
				management
				firm) (2009–2018).

Gregory M. Wesley	Trustee	Indefinite	22	Senior Vice	N/A
615 E. Michigan St.		Term; Since		President of
Milwaukee, WI 53202		April 6,		Strategic
Year of Birth: 1969		2022		Alliances and
				Business
				Development,
				Medical College
				of Wisconsin
				(2016–present).
Interested Trustee and Officers
John P. Buckel*	Chairperson,	Indefinite	22	Vice President,	N/A
615 E. Michigan St.	Trustee,	Term;		U.S. Bancorp
Milwaukee, WI 53202	President	Chairperson		Fund Services,
Year of Birth: 1957	and	and Trustee		LLC (2004–
	Principal	(since		present).
	Executive	January 19,
	Officer	2023);
		President
		and Principal
		Executive
		Officer (since
		January 14,
		2013)

*	Mr. Buckel is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

Deanna B. Marotz	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	October 21,		Bancorp Fund
Year of Birth: 1965	Senior Vice	2021		Services, LLC
	President			(2021–present);
	and			Chief Compliance
	Anti-Money			Officer, Keeley-Teton
	Laundering			Advisors, LLC and
	Officer			Teton Advisors,
Inc (2017–2021).

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		July 22,		Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019–present);
Partner, Practus,
LLP (2018–2019);
Counsel, Drinker
Biddle & Reath,
LLP (2016–2018).

Kelly A. Strauss	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

Shannon Coyle	Assistant	Indefinite	N/A	Officer, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund
Milwaukee, WI 53202		August 26,		Services, LLC
Year of Birth: 1990		2022		(2015–present).

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds’ toll-free at 1-888-898-2780. A description of these policies and procedures is also included in a Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

A Fund’s proxy voting record for the most recent 12-month period ended June 30 (as applicable) is available without charge, upon request, by calling, toll-free, 1-888-898-2780, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view a Fund’s filings (as applicable) on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-2780 to request individual copies of these documents. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the CrossingBridge Pre-Merger SPAC ETF trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the ETF is available without charge, on the ETF’s website at www.crossingbridgefunds.com.

CROSSINGBRIDGE FUNDS

Investment Adviser	CrossingBridge Advisors, LLC
427 Bedford Road, Suite 220
Pleasantville, New York 10570

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributors	Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date:  6/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date:  6/7/2023

By (Signature and Title)*  /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date:  6/7/2023

* Print the name and title of each signing officer under his or her signature.